      As filed with the Securities and Exchange Commission on July 3, 2002

                        Registration No. _______________

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. ___

                      [ ] Post-Effective Amendment No. ___

                        (Check appropriate Box or Boxes)

                           Columbia Growth Fund, Inc.*
               (Exact Name of Registrant as Specified in Charter)

            1301 SW Fifth Avenue, PO Box 1350, Portland, Oregon 97207
                    (Address of Principal Executive Offices)

                                  503-222-3600
                        (Area Code and Telephone Number)

                                 Jeff B. Curtis
                        1301 SW Fifth Avenue, PO Box 1350
                             Portland, Oregon 97207
                     (Name and address of Agent for Service)


Title of Securities Being Registered: Shares of Common Stock.

Approximate Date of Proposed Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on August 2, 2002 pursuant to Rule 488.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                                 THE GALAXY FUND
                          GALAXY LARGE CAP GROWTH FUND
             ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621


Dear Shareholder:

      The Galaxy Large Cap Growth Fund will hold a special meeting of shareholders on October 18, 2002, at 2:00 p.m. (Eastern Time). At this meeting, shareholders of the Galaxy Large Cap Growth Fund will be asked to vote on the proposed acquisition of their fund by the Columbia Growth Fund, Inc. which is one of a number of fund acquisitions and liquidations recommended by Columbia Management Group, Inc. ("Columbia"), the new parent company of the investment advisers to The Galaxy Fund and the Columbia Funds. Columbia's overall goal in proposing these fund acquisitions and liquidations is two-fold. First, by merging funds with similar investment strategies, Columbia can create larger, more efficient funds. Second, by consolidating its investment product line, Columbia can concentrate its portfolio management and distribution resources on a more focused group of portfolios. The specific details and reasons for the Galaxy Large Cap Growth Fund's acquisition are contained in the enclosed Combined Prospectus and Proxy Statement. Please read it carefully.

      This special meeting will be held at The Galaxy Fund's offices located at One Financial Center, Boston, Massachusetts. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. Your fund has retained the services of PROXY ADVANTAGE, a division of PFPC Inc., to assist shareholders with the voting process. As we get closer to October 18th, shareholders who have not yet voted may receive a call from PROXY ADVANTAGE reminding them to exercise their right to vote.

      YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY PHONE, BY INTERNET OR IN PERSON. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

      If you have any questions regarding the enclosed Combined Prospectus and Proxy Statement, please call PROXY ADVANTAGE at [_________________].

      We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,



Dwight E. Vicks, Jr.
Chairman of the Board of Trustees
The Galaxy Fund


August ___, 2002

                NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD OCTOBER 18, 2002

                                 THE GALAXY FUND
                          GALAXY LARGE CAP GROWTH FUND


      NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Galaxy Large Cap Growth Fund will be held at 2:00 p.m. Eastern Time on Friday, October 18, 2002, at the offices of The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111-2621, for these purposes:

      1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Galaxy Large Cap
            Growth Fund to, and the assumption of all of the liabilities of the Galaxy Large Cap Growth Fund by, the Columbia Growth
            Fund in exchange for shares of the Columbia Growth Fund, Inc. and the distribution of such shares to the shareholders of the Galaxy Large Cap Growth Fund in complete liquidation of the Galaxy Large Cap Growth Fund.

      2. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

      Shareholders of record at the close of business on August 2, 2002, are entitled to notice of and to vote at the meeting and any adjourned session.

                                    By order of the Board of Trustees,



                                    W. Bruce McConnel, Secretary

August ___, 2002

      YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY PHONE, BY MAIL, BY INTERNET OR IN PERSON. SEE THE ENCLOSED PROXY INSERT FOR INSTRUCTIONS. PLEASE HELP THE GALAXY LARGE CAP GROWTH FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

                 COMBINED PROSPECTUS AND PROXY STATEMENT
                                 AUGUST __, 2002

             ACQUISITION OF THE ASSETS AND LIABILITIES OF THE
                          GALAXY LARGE CAP GROWTH FUND
                               c/o The Galaxy Fund
                              One Financial Center
                     Boston, Massachusetts 02111-2621
                                 1-800-345-6611

                      BY AND IN EXCHANGE FOR SHARES OF THE
                           COLUMBIA GROWTH FUND, INC.
                               c/o Columbia Funds
                             1301 S.W. Fifth Avenue
                             Portland, Oregon 97201
                                 1-800-547-1707


                                TABLE OF CONTENTS

QUESTIONS AND ANSWERS ......................................................  4

PROPOSAL - Acquisition of the Galaxy Large Cap Growth Fund by the
         Columbia Growth Fund, Inc. ........................................ 11
    The Proposal ........................................................... 11
    Principal Investment Risks ............................................. 11
    Information About the Acquisition ...................................... 12

GENERAL .................................................................... 20
    Voting Information ..................................................... 20

Appendix A - Agreement and Plan of Reorganization .......................... A-1

Appendix B - Fund Information .............................................. B-1

Appendix C - Capitalization ................................................ C-1

Appendix D - Management's Discussion of Fund Performance for the
Columbia Growth Fund ....................................................... D-1

Appendix E - Information Applicable to Class A, Class G and Class Z
          Shares of the Columbia Growth Fund and Retail A, Retail B and
          Trust Shares of the Galaxy Large Cap Growth Fund ................  E-1

Appendix F - Financial Highlights of the Columbia Growth Fund .............  F-1

Appendix G - Comparison of Differences Between a Massachusetts Business
          Trust and an Oregon Corporation .................................  G-1

      This Combined Prospectus and Proxy Statement ("Prospectus/Proxy") contains information you should know before voting on the Agreement and Plan of Reorganization relating to the proposed acquisition of the Galaxy Large Cap Growth Fund (the "Galaxy Fund") by the Columbia Growth Fund, Inc. (the "Columbia Fund" and, together with the Galaxy Fund, the "Funds") (the "Acquisition") at a Special Meeting of Shareholders of the Galaxy Fund (the "Meeting"), which will be held at 2:00 p.m. Eastern Time on October 18, 2002 at the offices of The Galaxy Fund ("Galaxy"), One Financial Center, Boston, Massachusetts 02111-2621. The Galaxy Fund and Columbia Fund are each registered, open-end management investment companies (mutual funds). Please read this Prospectus/Proxy and keep it for future reference.

      The Proposal in this Prospectus/Proxy relates to the proposed acquisition of the Galaxy Fund by the Columbia Fund. If the Acquisition of the Galaxy Fund occurs, you will become a shareholder of the Columbia Fund. If the Agreement and Plan of Reorganization relating to the Galaxy Fund is approved by the shareholders of the Galaxy Fund and the related Acquisition occurs, the Galaxy Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Columbia Fund in exchange for shares of a similar class of the Columbia Fund with the same aggregate net asset value as the net value of the assets and liabilities transferred. After that exchange, shares of each class received by the Galaxy Fund will be distributed pro rata to the Galaxy Fund's shareholders of the corresponding class. Please review this Proposal carefully.

      Please review the enclosed Prospectus of the Columbia Fund. This document is incorporated into this Prospectus/Proxy by reference. The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are also incorporated into this Prospectus/Proxy by reference:

      - The Prospectuses for the Galaxy Fund dated February 28, 2002, as supplemented on _________, 2002.

      - The Statement of Additional Information for the Galaxy Fund dated February 28, 2002, as supplemented on _________, 2002.

      - Management's Discussion of Fund Performance, the Report of Independent Accountants and the financial statements included in the Annual Report to Shareholders of the Galaxy Fund dated October 31, 2001.

      - The financial statements included in the Semi-Annual Report to Shareholders of the Galaxy Fund dated April 30, 2002.

      - The Statement of Additional Information of the Columbia Fund dated August __, 2002 relating to this Prospectus/Proxy.

      The Galaxy Fund has previously sent its Annual Report and Semi-Annual Report to its shareholders. For a free copy of these Reports or any of the documents listed above you may call 1-888-867-3863, or you may write to the Galaxy Fund at the address listed on the cover of this Prospectus/Proxy. You may also obtain many of these documents by accessing the Internet site for the Galaxy Fund at www.galaxyfunds.com. Our hearing impaired shareholders may call Liberty Funds Services, Inc. at 1-800-528-6979 with special TTD equipment. Text-only versions of all Galaxy Fund and Columbia Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0102. In addition, these materials can be inspected and copied at the SEC's regional offices at 233 Broadway, New York, New York 10279, and 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS/PROXY IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              QUESTIONS AND ANSWERS

THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITION AND OF THE INFORMATION CONTAINED IN THIS PROSPECTUS/PROXY. PLEASE REVIEW THE FULL PROSPECTUS/PROXY PRIOR TO CASTING YOUR VOTE.

1.    WHAT IS BEING PROPOSED?

The Trustees of Galaxy are recommending that the Columbia Fund acquire the Galaxy Fund. This means that the Columbia Fund would acquire all of the assets and liabilities of the Galaxy Fund in exchange for shares of the Columbia Fund. The Columbia Fund is one of several funds in the Columbia Funds family. If the Acquisition relating to the Galaxy Fund is approved and the Acquisition is consummated, your shares of the Galaxy Fund will be cancelled and you will receive shares of the Columbia Fund with an aggregate net asset value equal to the aggregate net asset value of your Galaxy Fund shares as of the business day before the closing of the Acquisition. The Acquisition is currently scheduled to take place on or around [November ___], 2002.

The Columbia Fund, and each fund in the Columbia Funds family, is organized as an Oregon corporation with a single-class structure. The Columbia Fund is currently seeking shareholder approval of an amendment to its Articles of Incorporation that would permit the Fund to adopt a multi-class structure, as contemplated herein

2.    WHY IS THE ACQUISITION BEING PROPOSED?

Fleet Investment Advisors Inc. ("FIA"), the investment adviser to the Galaxy Fund, is part of a larger organization known as Columbia Management Group, Inc. ("Columbia"). The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty, Stein Roe, Galaxy and Columbia Funds proposed by Columbia, the parent of the investment advisers to the Liberty, Stein Roe, Galaxy and Columbia Funds. The overall purposes of these acquisitions and liquidations include consolidating and rationalizing the product offerings of the Liberty, Stein Roe, Galaxy and Columbia Funds, creating larger, more efficient funds, and permitting Columbia to concentrate its portfolio management and distribution resources on a more focused group of portfolios.

The Trustees of Galaxy recommend approval of the Acquisition because it offers shareholders of the Galaxy Fund an investment in a larger fund (allowing the potential for more efficient operation by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base) with an investment goal and strategies generally similar to those of the Galaxy Fund. In reviewing the Acquisition, the Trustees also considered the following matters:

      - based on estimated expense ratios as of March 31, 2002, stockholders of each class of shares of the Galaxy Fund are expected to experience lower expenses; and

      - Galaxy Fund shareholders will move into a fund with a better historic performance record; and

      - the Acquisition is expected to be tax-free for shareholders of the Galaxy Fund who choose to remain shareholders of the Columbia Fund, while liquidation would be a realization event for tax purposes.

Please review "Reasons for the Acquisition" in the "Information About the Acquisition" section under "Proposal" in this Prospectus/Proxy for more information regarding the factors considered by the Galaxy Trustees.

3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITION?

The following tables allow you to compare the current sales charges and management fees and expenses of the Galaxy Fund and the Columbia Fund with those that Columbia expects to be applicable to the combined fund in the first year following the Acquisition. As part of the Acquisition, Retail A shareholders of the Galaxy Fund will receive Class A shares of the Columbia Fund, Retail B shareholders of the Galaxy Fund will receive Class G shares of the Columbia Fund and Trust shareholders of the Galaxy Fund will receive Class Z shares of the Columbia Fund. Class G shares of the Columbia Fund will continue to be available for purchase after consummation of the Acquisition by former Retail B shareholders of the Galaxy Fund but will not be offered to new investors. Sales charges, if applicable, are paid directly by shareholders to each Fund's distributor. Annual Fund Operating Expenses are paid by each Fund. They include management fees, 12b-1 fees (if applicable) and administrative costs, including pricing and custody services.

The Annual Fund Operating Expenses shown in the table below represent expenses for the Galaxy Fund for its last fiscal year (ended October 31, 2001) and for the Columbia Fund for its last fiscal year (ended December 31, 2001) and those expected to be incurred by the combined fund on a pro forma basis (after giving effect to the Acquisition) and based on pro forma combined net assets as of March 31, 2002. Shareholders should be aware that based on estimated Galaxy expense ratios as of March 31, 2002, it is estimated that the Acquisition will impact Galaxy Fund shareholders as follows:

                                          Change In
                             Total Annual Fund Operating Expenses
                             ------------------------------------
                              Before Waivers       After Waivers
                              --------------       -------------
           Retail A                -.38%               -.13%
           Retail B                -.41%               -.21%
           Trust                   -.18%               -.18%

Shareholders of the Galaxy Funds will not pay additional sales charges as a result of the Acquisition, although any contingent deferred sales charge ("CDSC") applied to share purchases made prior to the Acquisitions will be continued.

SHAREHOLDER FEES
(paid directly from your investment)

                                 GALAXY FUND(6)               COLUMBIA FUND

                         RETAIL    RETAIL    RETAIL     TRUST     CLASS A    CLASS G    EXISTING SHARES(7)
                            A         B        B
Maximum sales charge
(load) on purchases (%)
(as a percentage of the
offering price)          5.75(1)   None      None          None       +          +          None
-------------------------------------------------------------------------------------------------------
Maximum deferred sales
charge (load) on
redemptions (%) (as a
percentage of the
lesser of purchase
price or redemption
price)                   1.00(2)   5.00(3)   5.50(3),(4)   None       +          +          None
-------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of
amount redeemed,
 if applicable)            (5)       (5)       (5)         (5)        +          +           (5)


                                     COLUMBIA FUND
                                     -------------
                                (PRO FORMA COMBINED)(6)
                                -----------------------
                             CLASS A   CLASS G    CLASS Z
Maximum sales charge (load)
on purchases (%)
(as a percentage of the
offering price)              5.75(1)     None       None
--------------------------------------------------------------------------------
Maximum deferred sales
charge (load)
on redemptions (%)
(as a percentage of the
lesser of purchase price
or redemption price)         1.00(8)    5.00(3)      None
--------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount
redeemed, if applicable)       (5)       (5)        (5)

-------------
+ Class A and Class G shares of the Columbia Fund will not be issued until the date of the Acquisition. The existing shares of the Columbia Fund will be redesignated as Class Z shares at the time of the Acquisition.

(1) Reduced sales charges may be available.  See Appendix E.

(2) This charge applies only to investments in Retail A Shares of $1 million or more that are redeemed within one year after purchase.

(3) This amount represents the maximum charge payable if you sell your shares in the first year after purchase. The actual deferred sales charge you pay depends on when and how you acquired your shares and when you redeem your shares. See Appendix E.

(4) This amount applies only to Retail B Shares acquired in the reorganization of the Pillar Equity Income Fund (the "Pillar Fund") into the Galaxy Fund (the "Pillar Reorganization") if you sell your shares in the first year after purchase of the Pillar Fund Class B Shares you held prior to the Pillar Reorganization. See Appendix E.

(5) There is a $7.50 charge for wiring sale proceeds to your bank.

(6) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(7) The Columbia Fund is offering new classes of shares, Class A and Class G, in connection with the Acquisitions. Existing shares of the Columbia Fund will be redesignated Class Z shares at the time of the Acquisitions.

(8) This charge applies only to Class A Shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase and that are sold within 18 months of purchase. Subsequent Class A purchases that bring your account value above $1 million are subject to this charge if sold within 18 months of the date of purchase. See Appendix E.


ANNUAL FUND OPERATING EXPENSES
(deducted directly from Fund assets)

                                    GALAXY FUND             COLUMBIA FUND

                             RETAIL A RETAIL B TRUST   CLASS A CLASS G  EXISTING SHARES

Management fee  (%)          0.75     0.75      0.75      +       +      0.56
---------------------------------------------------------------------------------------
Distribution and service     0.25(9)  0.95(10)  None      +       +      None
---------------------------------------------------------------------------------------
(12b-1) fees  (%)
Other expenses (%)           0.36     0.44      0.31      +       +      0.16
---------------------------------------------------------------------------------------
Total annual fund operating
expenses  (%)                1.36     2.14      1.06      +       +      0.72


                                     COLUMBIA FUND
                                 (PRO FORMA COMBINED)

                              CLASS A   CLASS G   CLASS Z
Management fee (%)           0.56        0.56        0.56
--------------------------------------------------------------------------------
Distribution and service
(12b-1) fees (%)             0.25        0.95(11)    None
--------------------------------------------------------------------------------
Other expenses  (%)          0.29        0.27        0.19
--------------------------------------------------------------------------------
Total annual fund operating
expenses  (%)                1.10(12)    1.78(12)    0.75(12)

+ Class A and Class G shares of the Columbia Fund will not be issued until the date of the Acquisition.

(9) The Galaxy Fund may pay Distribution (12b-1) fees of up to a maximum of 0.50% of the Galaxy Fund's average daily net assets attributable to Retail A Shares, but will limit such fees to not more than 0.25% during the current fiscal year.

(10) The Galaxy Fund may pay Distribution and service (12b-1) fees of up to a maximum of 1.15% of the Galaxy Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more that 0.95% during the current fiscal year.

(11) The Columbia Fund may pay distribution and service (12b-1) fees of up to a maximum of 1.15% of the Columbia Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution service, up to 0.25% for shareholder liaison service and up to 0.25% for administrative support services, but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

(12) The Columbia Fund's adviser and/or its affiliates have agreed to waive fees and reimburse expenses in such amounts as are necessary to ensure that the Columbia Fund's Total annual fund operating expenses for a period of one year from the date of the Acquisition do not exceed 1.11%, 1.79% and 0.75% for Class A shares, Class G shares and Class Z shares, respectively. After the first anniversary of the date of the Acquisition, fee waivers and expense reimbursements may be terminated at any time.

EXAMPLE EXPENSES

Example expenses help you compare the cost of investing in the Galaxy Fund or the Columbia Fund before the Acquisition with the cost of investing in the Combined Fund on a pro forma basis and also allow you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The following hypothetical conditions were used in performing the calculations:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Each Fund's operating expenses remain the same

      -     Reinvestment of all dividends and distributions

                               1 YEAR     3 YEARS     5 YEARS    10 YEARS
GALAXY FUND
Retail A                         $706        $981      $1,277      $2,116
-------------------------------------------------------------------------
Retail B(1)
  did not sell your shares        217         670       1,149       2,274

  sold all your shares
  at end of period                717       1,070       1,449       2,274
-------------------------------------------------------------------------
Retail B(2)
  did not sell your shares        217         670       1,149       2,274

  sold all your shares
  at end of period                767       1,070       1,349       2,274
-------------------------------------------------------------------------
Trust Shares                      108         337         585       1,294
-------------------------------------------------------------------------

                               1 YEAR     3 YEARS     5 YEARS    10 YEARS
COLUMBIA FUND
Class Z Shares                   $ 74        $230        $401        $894

                               1 YEAR     3 YEARS     5 YEARS    10 YEARS
COLUMBIA FUND
(PRO FORMA COMBINED)
Class A                          $681        $905      $1,146      $1,838
-------------------------------------------------------------------------
Class G(3)
  did not sell your shares        181         560         964       1,916

  sold all your shares
  at end of period                681         960       1,264       1,916
-------------------------------------------------------------------------
Class G(4)
  did not sell your shares        181         560         964       1,916

 sold all your shares
 at end of period                 731         960       1,164       1,916
-------------------------------------------------------------------------
Class Z                            77         240         417         930
-------------------------------------------------------------------------



(1) Assumes Retail B Shares of the Galaxy Fund automatically convert to Retail A Shares of the Galaxy Fund eight years after purchase.

(2) For Retail B Shares of the Galaxy Fund acquired in connection with the Pillar Reorganization. Assumes Retail B Shares of the Galaxy Fund convert to Retail A Shares of the Galaxy Fund eight years after purchase of the Pillar Fund Class B shares held prior to the Pillar Reorganization.

(3) Assumes Class G shares automatically convert to Class A shares of the Columbia Fund eight years after purchase.

(4) For Class G shares acquired in the Acquisition in exchange for Retail B Shares of the Galaxy Fund that were acquired in connection with the Pillar Reorganization. Assumes Class G shares convert to Class A Shares of the Columbia Fund eight years after purchase of the Pillar Class B Shares held prior to the Pillar Reorganization.

4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE GALAXY FUND AND COLUMBIA FUND COMPARE?

This table compares the investment goals and principal investment strategies of the Galaxy Fund and Columbia Fund.

--------------------------------------------------------------------------------------------------------------------------
                        GALAXY FUND                                               COLUMBIA FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT GOAL - The Galaxy Fund seeks long-term growth     INVESTMENT GOAL - The Columbia Fund seeks capital
of capital.                                                  appreciation.
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES - The Galaxy Fund seeks to   PRINCIPAL INVESTMENT STRATEGIES - The Columbia Fund
achieve its goal as follows:                                 seeks to achieve its goal as follows:

-    Under normal circumstances, the Fund invests at         -    Under normal market conditions, the Fund
     least 80% of its net assets plus any borrowings for          invests in stocks of companies expected to
     investment purposes in a diversified portfolio of            experience long-term, above average earnings
     equity securities, mainly common stocks of                   growth.
     established U.S. companies with large market
     capitalizations (in excess of $5 billion), primarily    -    As compared to the overall market, these
     those that demonstrate long-term earnings growth.            companies tend to have attractive valuations,
                                                                  strong competitive positions within their industry
-    In selecting portfolio securities for the Fund,              groups and the ability to grow using internal
     the Fund's adviser seeks to buy companies that have          resources.  The Fund focuses on growth stocks,
     consistently grown earnings above the S&P 500                which generally trade with higher price/earnings
     earnings growth rate and are attractively priced             ratios, reflecting investors' willingness to pay a
     relative to their growth prospects.                          higher share price for potentially steady or
                                                                  higher earnings growth.
-    The adviser's investment selection process begins
     with a top-down analysis of general economic            -    The Fund may also invest, to a limited extent, in
     conditions to determine how the investments will be          foreign securities, including American Depositary
     weighted among the industry sectors.  The adviser            Receipts.
     then conducts an analysis of fundamental growth
     characteristics (such as return on equity, earnings     -    The Fund's adviser utilizes a team approach to
     growth and consistency, and price/earnings ratio) of         investing in which a top-down overview is combined
     the companies within the sectors to identify stocks          with a thorough review of market sectors and
     which are likely to appreciate in value.                     securities within the sectors.  This process
                                                                  includes a bottom-up review of individual
-    The adviser may sell a security when it achieves             companies.  The investment team looks at factors
     a designated price target, there is a fundamental            such as financial condition, quality of
     change in a company's prospects, or better investment        management, industry dynamics, earnings growth,
     opportunities become available.                              profit margins, sales trends, dividend payment
                                                                  history and potential, price/earnings and
                                                                  price/book ratios, as well as investments in
                                                                  research and development.

                                                             -    The Fund generally intends to purchase
                                                                  securities for long-term investment rather than
                                                                  short-term gains.  When circumstances warrant, the
                                                                  Fund may sell securities without regard to the
                                                                  length of time they have been held.
--------------------------------------------------------------------------------------------------------------------------


For more information concerning investment policies and restrictions, see each Fund's Statement of Additional Information.

5. WHAT CLASS OF COLUMBIA FUND SHARES WILL I RECEIVE IF THE ACQUISITION RELATING TO THE GALAXY FUND OCCURS?

If you own Retail A Shares of the Galaxy Fund, you will receive Class A shares of the Columbia Fund. The initial sales charge will not apply to Class A shares of the Columbia Fund you receive in connection with the Acquisition, but they will apply to any purchases of Class A shares of the Columbia Fund you make after consummation of the Acquisition unless you qualify for a sales charge waiver. If you purchased $1 million or more of Retail A Shares of the Galaxy Fund within one year of the consummation of the Acquisition and did not pay a front-end sales charge, the Class A shares you acquire in the Acquisition will be subject to a 1% CDSC if you sell the shares within one year after you purchased your Retail A Shares of the Galaxy Fund.

If you own Retail B Shares of the Galaxy Fund, you will receive Class G shares of the Columbia Fund. The CDSC applicable to your Galaxy Fund Retail B Shares will be maintained on the Class G shares you receive in the Acquisition.
See Appendix E for more information. Class G shares will continue to be available for purchase after consummation of the Acquisition by former Retail B shareholders of the Galaxy Funds. Class G shares will not be sold to new investors.

If you own Trust Shares of the Galaxy Fund, you will receive Class Z shares of the Columbia Fund.

For more information on the characteristics of the Columbia Fund shares you will receive in comparison to the Galaxy Fund shares you currently own, please see the section "Information About the Acquisition - Shares You Will Receive" in the Proposal section of this Prospectus/Proxy and Appendix E.

6.    WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION?

The Acquisition is expected to be tax-free to you for federal income tax purposes. This means that neither you nor the Galaxy Fund is expected to recognize a gain or loss as a result of the Acquisition.

Immediately prior to the Acquisition, the Galaxy Fund will declare and pay a distribution of all net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, to its shareholders.

The cost basis and holding period of your Galaxy Fund shares are expected to carry over to your new shares in the Columbia Fund.


                                    PROPOSAL
   ACQUISITION OF THE GALAXY LARGE CAP FUND BY THE COLUMBIA GROWTH FUND, INC.

THE PROPOSAL

      Shareholders of the Galaxy Fund are being asked to approve the Agreement and Plan of Reorganization dated [June ___], 2002, between Galaxy on behalf of the Galaxy Fund, the Columbia Fund and Columbia. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Galaxy Fund by the Columbia Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

      All of the principal risks applicable to the Funds are described in the table below. The Acquisition will expose the shareholders of the Galaxy Fund to the following additional principal risks (capitalized terms are described in the table that follows this discussion): Foreign Investments Risk, Sector Risk.

PRINCIPAL RISK                                                                  FUNDS SUBJECT TO RISK
-----------------------------------------------------------------------------------------------------
FOREIGN INVESTMENTS RISK - The Fund may invest in foreign issuers. When         Columbia Fund
the Fund does invest in foreign issuers, its total returns may be affected by fluctuations in concurrency exchange rates or political or economic conditions in a particular country.
-----------------------------------------------------------------------------------------------------
GROWTH STOCKS RISK - The Fund concentrates on growth stocks.  The Fund          Columbia Fund
is subject to the risk that growth stocks may be out of favor with investors for an extended period of time.
-----------------------------------------------------------------------------------------------------
LARGE CAP GROWTH STOCKS RISK - The Fund is subject to the risk that the         Galaxy Fund
large capitalization growth stocks that it typically holds may underperform other segments of the equity market or the equity markets as a whole.
-----------------------------------------------------------------------------------------------------
MARKET RISK - Changes in the U.S. or foreign economies can cause the            Galaxy Fund
value of stocks and other investments held by a Fund to fall.  Stock            Columbia Fund
prices may decline over short or extended periods.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.  The value of an investment in a Fund will go up and down with the value of the investments which the Fund holds.  A Fund's investments may not perform as well as other investments, even in times of rising markets.
-----------------------------------------------------------------------------------------------------
SECTOR RISK -  A potentially significant portion of the Fund's assets is        Columbia Fund
invested in technology stocks.  The Fund's return could be hurt significantly by problems affecting that market sector.
-----------------------------------------------------------------------------------------------------
SELECTION OF INVESTMENTS - The adviser evaluates the risks and rewards          Galaxy Fund
presented by all securities purchased by a Fund and how they advance the
Fund's investment objective.  It is possible, however, that these evaluations will prove to be inaccurate.

SHAREHOLDERS OF THE GALAXY FUND SHOULD NOTE THAT, ALTHOUGH THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE COLUMBIA FUND ARE GENERALLY SIMILAR TO THOSE OF THE GALAXY FUND, THERE MAY BE SOME DIFFERENCE IN THE INVESTMENT APPROACH OF THE COMBINED FUND. IN PARTICULAR, THE GALAXY FUND INVESTS PRIMARILY IN THE COMMON STOCKS OF COMPANIES WITH LARGE MARKET CAPITALIZATIONS WHILE THE COLUMBIA FUND DOES NOT FOCUS ON MARKET CAPITALIZATION WHEN SELECTING ITS INVESTMENTS. IN ADDITION, THE COLUMBIA FUND MAY INVEST, TO A LIMITED EXTENT, IN FOREIGN SECURITIES AND, WHILE THE GALAXY FUND MAY INVEST IN FOREIGN SECURITIES, IT DOES NOT CURRENTLY DO SO. PLEASE SEE THE ANSWER TO QUESTION 4 ABOVE FOR MORE INFORMATION COMPARING THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS.


INFORMATION ABOUT THE ACQUISITION

   General

      Shareholders who object to the Acquisition of the Galaxy Fund by the Columbia Fund will not be entitled under Massachusetts law or Galaxy's Declaration of Trust to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares of the Columbia Fund which they receive in the transaction at their current net asset value, less any applicable CDSC. In addition, you may redeem your Galaxy Fund shares at any time prior to the consummation of the Acquisition.

   Shares You Will Receive

      If the Acquisition of the Galaxy Fund occurs and you own Retail A Shares of the Galaxy Fund, you will receive Class A shares of the Columbia Fund. Please see Appendix E for more information regarding Class A shares of the Columbia Fund and the differences between such shares and Retail A Shares of the Galaxy Fund. As compared to the Galaxy Fund Retail A Shares you currently own, Class A shares of the Columbia Fund will have the following characteristics:

      - Class A shares you receive in exchange for your Galaxy Fund Retail A Shares will have an aggregate net asset value equal to the aggregate net asset value of your Galaxy Fund Retail A Shares as of the business day before the closing of the Acquisition.

      - The Columbia Fund's initial sales charge will not apply to the Class A shares you receive in connection with the Acquisition, but they will apply to any subsequent purchases of Class A shares by you after consummation of the Acquisition unless you qualify for a sales charge waiver.

      - Class A shares of the Columbia Fund are subject to the same initial sales charge schedule as Retail A Shares of the Galaxy Fund, provided, however, that the Class A shares you receive in exchange for your Galaxy Fund Retail A Shares will not be subject to an initial sales charge.

      - The Columbia Fund charges a CDSC of 1% for certain large purchases of Class A shares if they are redeemed within 18 months of purchase, while similar large purchases of Retail A Shares of the Galaxy Fund are subject to a 1% CDSC if they are redeemed within one year of purchase. However, if you purchased $1 million or more of Retail A Shares of the Galaxy Fund within one year of the consummation of the Acquisition, the Class A shares of the Columbia Fund you acquire in the Acquisition will be subject to a CDSC only if you sell the shares within one year after you purchased your Galaxy Fund Retail A Shares, rather than 18 months.

      - Class A shares of the Columbia Fund are subject to the same distribution fees as Retail A Shares of the Galaxy Fund.

      - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

      - You will have similar exchange options as you currently have, except that you will no longer be subject to exchange minimums.

      - You will have voting and other rights generally similar to those you currently have, but as a shareholder of the Columbia Fund. Please see Appendix G for more information regarding the differences between the Galaxy Fund and the Columbia Fund.

      If the Acquisition of the Galaxy Fund occurs and you own Retail B Shares of the Galaxy Fund, you will receive Class G shares of the Columbia Fund. Please see Appendix E for more information regarding Class G shares of the Columbia Fund and the differences between such shares and Retail B Shares of the Galaxy Fund. As compared to the Retail B Shares of the Galaxy Fund you currently own, Class G shares of the Columbia Fund will have the following characteristics:

      - Class G shares you receive in exchange for your Galaxy Fund Retail B Shares will have an aggregate net asset value equal to the aggregate net asset value of your Galaxy Fund Retail B Shares as of the business day before the closing of the Acquisition.

      - Class G shares are subject to the same CDSC schedule as Retail B Shares of the Galaxy Fund, but for purposes of determining the CDSC applicable to any redemption of Class G shares you acquire in the Acquisition, the new shares will continue to age from the date you purchased your Galaxy

            Fund Retail B Shares or, in the case of Retail B Shares of the Galaxy Fund acquired in connection with the Pillar Reorganization, from the date you acquired the Pillar Fund Class B shares you held prior to the Pillar Reorganization.

      - Class G shares are subject to the same distribution and service fees as Retail B Shares of the Galaxy Fund.

      - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

      - Class G shares acquired in the Acquisition may be exchanged for Class G shares or Class B shares of any other fund distributed by Liberty Funds Distributor, Inc. However, once Class G shares are exchanged for Class B shares, they cannot be exchanged back into Class G shares.

      - You will have voting and other rights generally similar to those you currently have, but as a shareholder of the Columbia Fund. Please see Appendix G for more information regarding the differences between the Galaxy Fund and the Columbia Fund.

      If the Acquisition of the Galaxy Fund occurs and you own Trust Shares of the Galaxy Fund, you will receive Class Z shares of the Columbia Fund. Please see Appendix E for more information regarding Class Z shares of the Columbia Fund and the differences between such shares and Trust Shares of the Galaxy Fund. As compared to the Galaxy Fund Trust Shares you currently own, the shares you receive in exchange for such shares will have the following characteristics:

      - They will have an aggregate net asset value equal to the aggregate net asset value of your Galaxy Fund Trust Shares as of the business day before the closing of the Acquisition.

      - There will be no change in the procedures for purchasing and redeeming your shares after the Acquisition.

      - Unlike Galaxy Fund Trust Shares, you will be able to exchange your Class Z shares for Class Z shares or Class A shares of any other fund distributed by Liberty Funds Distributor, Inc.

      - You will have voting and other rights generally similar to those you currently have, but as a shareholder of the Columbia Fund. Please see Appendix G for more information regarding the differences between the Galaxy Fund and the Columbia Fund.

      Information concerning capitalization of each of the Funds is contained in Appendix C.

   Reasons for the Acquisition

      On November 1, 2001, Fleet National Bank, which is a wholly-owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"), completed its acquisition of the investment management business of Liberty Financial Companies, Inc. ("LFC"). As a result of this acquisition and subsequent organizational restructuring, FIA, the investment adviser to the Galaxy Fund, and Columbia Funds Management Company ("Columbia Management"), the investment adviser to the Columbia Fund became part of Columbia, which is an indirect wholly-owned subsidiary of FleetBoston. The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty, Stein Roe, Galaxy and Columbia Funds proposed by Columbia, the parent of the adviser to the Liberty, Stein Roe, Galaxy and Columbia Funds. The overall purposes of these acquisitions and liquidations include consolidating and rationalizing the product offerings of the Liberty, Stein Roe, Galaxy and Columbia Funds, creating larger, more efficient funds, and permitting Columbia to concentrate its portfolio management and distribution resources on a more focused group of portfolios.

      The Trustees of Galaxy, including all of the Trustees who are not "interested persons" of Galaxy, and the Directors of the Columbia Fund, including all of the Directors who are not "interested persons" of the Columbia Fund, have determined that the Acquisition would be in the best interests of each Fund's shareholders and that the interests of existing shareholders in each Fund would not be diluted as a result of the Acquisition. The Trustees of Galaxy have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.

      In proposing the Acquisition, Columbia presented to the Galaxy Trustees, at meetings held on June 10-11, 2002 and June 17, 2002, the following reasons for the Galaxy Fund to enter into the Acquisition:

      - The Acquisition is intended to create a larger fund with an investment goal and strategies generally similar to those of the Galaxy Fund.

      - Based on estimated expense ratios as of March 31, 2002, expenses are expected to decrease as a percentage of fund assets.

      - The Acquisition is intended to permit the Galaxy Fund's shareholders to exchange their investment for an investment in the Columbia Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Galaxy Fund shareholder were to redeem his or her shares to invest in another fund, such as the Columbia Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Galaxy Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Galaxy Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Columbia Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

      The Galaxy Trustees considered that shareholders of the Galaxy Fund who do not want to become shareholders of the Columbia Fund, whether because they wish to realize an unrealized loss on their shares or otherwise, could redeem their shares in the Galaxy Fund prior to the Acquisition.

      In addition, the Galaxy Trustees considered the relative Fund performance results set forth below under "Performance Information." No assurance can be given that the Columbia Fund will achieve any particular level of performance after the Acquisition.

   Terms of the Agreement and Plan of Reorganization

      If approved by the shareholders of the Galaxy Fund, the Acquisition is expected to occur on or around [November ___], 2002. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy for your review. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:

      - The Galaxy Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Columbia Fund in exchange for shares of a similar class of the Columbia Fund* with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

--------------------
* Retail A shareholders of the Galaxy Fund will receive Class A shares of the Columbia Fund, Retail B shareholders of the Galaxy Fund will receive Class G shares of the Columbia Fund and Trust shareholders of the Galaxy Fund will receive Class Z shares of the Columbia Fund, in each case as discussed under "Information About the Acquisition - Shares You Will Receive" in the "Proposal" section of this Prospectus/Proxy.

      - The Acquisition will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on [November ___], 2002, or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Acquisition.

      - The shares of each class of the Columbia Fund received by the Galaxy Fund will be distributed to the Galaxy Fund shareholders of the corresponding class pro rata in accordance with their percentage ownership of such class of the Galaxy Fund in full liquidation of the Galaxy Fund.

      - After the Acquisition, the Galaxy Fund will be terminated, and its affairs will be wound up in an orderly fashion.

      - The Acquisition requires approval by the Galaxy Fund's shareholders and satisfaction of a number of other conditions; the Acquisition may be terminated at any time with the approval of both the Trustees of Galaxy and the Directors of Columbia or, under certain conditions, by either Galaxy or Columbia.

   Federal Income Tax Consequences

      The Acquisition is intended to be a tax-free reorganization. Ropes & Gray has delivered to the Galaxy Fund and the Columbia Fund an opinion, and the closing of the Acquisition will be conditioned on receipt of a letter from Ropes & Gray confirming such opinion, to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), although not entirely free from doubt, for federal income tax purposes:

      - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Galaxy Fund or the shareholders of the Galaxy Fund as a result of the Acquisition;

      - under Section 358 of the Code, the tax basis of the Columbia Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Galaxy Fund shares exchanged therefor;

      - under Section 1223(1) of the Code, your holding period for the Columbia Fund shares you receive will include the holding period for your Galaxy Fund shares exchanged therefor if you hold your shares as a capital asset;

      - under Section 1032 of the Code, no gain or loss will be recognized by the Columbia Fund as a result of the Acquisition;

      - under Section 362(b) of the Code, the Columbia Fund's tax basis in the assets that the Columbia Fund receives from the Galaxy Fund will be the same as the Galaxy Fund's basis in such assets; and

      - under Section 1223(2) of the Code, the Columbia Fund's holding period in such assets will include the Galaxy Fund's holding period in such assets.

      Each opinion is, and each confirmation letter will be, based on certain factual certifications made by officers of Galaxy or the Columbia Fund, as applicable. No opinion or confirmation letter is a guarantee that the tax consequences of the Acquisition will be as described above.

      Prior to the closing of the Acquisition, the Galaxy Fund will, and the Columbia Fund may, distribute to their shareholders all of their respective net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, that have not previously been distributed to shareholders. All such distributions will be taxable to shareholders.

      A substantial portion of the portfolio assets of the Galaxy Fund may be sold in connection with the Acquisition. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Galaxy Fund's basis in such assets. Any net capital gains recognized in these sales not offset by capital loss carryforwards will be distributed to the Galaxy Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

      The Columbia Fund's ability to carry forward the realized capital losses of the Galaxy Fund (equal to approximately $36 million, including current year losses and net of current year gains as of May 31, 2002) and use them to offset future gains of the Columbia Fund will be limited. In particular, it is expected that a significant percentage of such capital losses of the Galaxy Fund may become permanently unavailable for use by the Columbia Fund. The Columbia Fund's ability to take full advantage of such capital losses will depend on the extent to which it recognizes gains after the Acquisition. In any event, the capital losses of the Galaxy Fund that remain available to the Columbia Fund will offset capital gains after the Acquisition and thus reduce distributions to a broader group of shareholders than would have been the case absent the Acquisition. Therefore, in certain circumstances, former shareholders of the Galaxy Fund may pay more taxes, or pay taxes sooner, than they would if the Acquisition did not occur.

      This description of the federal income tax consequences of the Acquisition does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

   Performance Information

      The charts below show the percentage gain or loss for Trust Shares of the Galaxy Fund in each calendar year since it commenced operations and for the existing shares of the Columbia Fund for the past 10 calendar years. They should give you a general idea of how each of the Fund's returns have varied from year to year. The charts include the effects of expenses for Trust Shares and the Columbia Fund's existing shares, respectively. Returns for Retail A Shares and Retail B Shares of the Galaxy Fund were lower than the returns shown because they have higher expenses than Trust Shares. In addition, returns for Retail A Shares and Retail B Shares of the Galaxy Fund would be even lower if any applicable sales charges were included. Class A shares and Class G Shares of the Columbia Fund have not yet commenced operations and have no performance history. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower.

      Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information.


                                   GALAXY FUND
                                  TRUST SHARES

          1998    1999   2000    2001
 50.00%
------------------------------------------
                 49.62%
------------------------------------------
 40.00%
------------------------------------------
         31.81%
------------------------------------------
 30.00%

------------------------------------------
 20.00%

------------------------------------------
 10.00%
------------------------------------------

 0.00%

--------------------------------------------
-10.00%
--------------------------------------------
                        -11.86%
--------------------------------------------
-20.00%
--------------------------------------------
                                     -24.34%
--------------------------------------------
-30.00%
--------------------------------------------


The Fund's year-to-date total          For period shown in bar chart:
return through June 30, 2002,          Best quarter:  4th quarter 2001,  +15.54%
was [____]%.                           Worst quarter:  3rd quarter 2001, -21.94%


                                  COLUMBIA FUND
                                 EXISTING SHARES

          1992    1993   1994    1995    1996   1997    1998    1999   2000    2001
-----------------------------------------------------------------------------------
 40.00%
-----------------------------------------------------------------------------------
                                32.98%                 30.34%
-----------------------------------------------------------------------------------
 30.00%
-----------------------------------------------------------------------------------
                                        20.80% 26.32%          26.02%
-----------------------------------------------------------------------------------
 20.00%
-----------------------------------------------------------------------------------
         11.82%  13.01%
-----------------------------------------------------------------------------------
 10.00%

-----------------------------------------------------------------------------------
 0.00%
-----------------------------------------------------------------------------------
                        -0.63%                                        -7.94%
-----------------------------------------------------------------------------------
-10.00%

-----------------------------------------------------------------------------------
-20.00%
-----------------------------------------------------------------------------------
                                                                              -21.40%
-----------------------------------------------------------------------------------
-30.00%
-----------------------------------------------------------------------------------


The Fund's year-to-date total          For period shown in bar chart:
return through June 30, 2002,          Best quarter:  4th quarter 1998,  +25.59%
was [____]%,                           Worst quarter:  3rd quarter 2001, -22.01%



      The following tables list the average annual total returns for Retail A, Retail B and Trust Shares of the Galaxy Fund for the one-year and life-of-the-fund periods ended December 31, 2001 (including applicable sales charges) and the average annual total returns for the existing shares of the Columbia Fund for the one-year, five-year and ten-year periods ended December 31, 2001. Class A shares and Class G shares of the Columbia Fund have not yet commenced operations and have no performance history. These tables are intended to provide you with some indication of the risks of investing in each Fund. At the bottom of each table, you can compare each Fund's performance with one or more appropriate broad-based market indices.

      After-tax returns are shown for Trust Shares of the Galaxy Fund and the existing shares of the Columbia Fund only. After-tax returns for Retail A Shares and Retail B Shares of the Galaxy Fund will differ. After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

GALAXY FUND(1)

                                 INCEPTION  1 YEAR   LIFE OF
                                   DATE              THE FUND
Trust Shares (%)                  1/31/97
     Return Before Taxes                   -24.34%     8.37%
     Return After Taxes on                 -24.34%     5.03%
     Distributions
     Return After Taxes on
     Distributions and Sale of             -14.83%     5.95%
     Fund Shares
Retail A Shares (%)(2)            2/3/97
     Return Before Taxes                   -29.01%     6.75%
Retail B Shares (%)(3)            5/21/97
     Return Before Taxes                   -28.93%     6.53%

S&P 500 Index (%)(4)                N/A    -11.88%     9.54%(5)
(reflects no deduction for
fees,  expenses or taxes)                              8.28%(6)

-----------------------
(1) The Fund began operations as the Pillar Equity Growth Fund, a separate portfolio (the "Predecessor Fund") of The Pillar Funds. On August 27, 2001, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the Pillar Reorganization, the Predecessor Fund offered and sold three classes of shares - Class I Shares, Class A Shares and Class B Shares. In connection with the Pillar Reorganization, holders of Class I, Class A and Class B Shares of the Predecessor Fund exchanged their shares for Trust, Retail A and Retail B Shares, respectively, of the Galaxy Fund. The returns for periods prior to August 27, 2001 are those of the Predecessor Fund.

(2) The performance of Retail A Shares of the Fund for the periods prior to January 1, 2001 has been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(3) The performance of Retail B Shares of the Fund has been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that are purchased after the reorganization of the Predecessor Fund and redeemed within seven years of purchase.

(4) The Galaxy Fund's returns are compared to the Standard & Poor's 500 Index (the "S&P 500 Index"), an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 Index is heavily weighted with the stocks of large companies.

(5) Index performance information is from January 31, 1997 to December 31, 2001.

(6) Index performance information is from May 31, 1997 to December 31, 2001.


COLUMBIA FUND

                                  1 YEAR    5 YEARS  10 YEARS
Existing Shares (%)
     Return Before Taxes         -21.40%     8.47%    11.72%
     Return After Taxes on
     Distributions               -21.47%     6.45%     8.85%
     Return After Taxes on
     Distributions and Sale of
     Fund Shares                 -12.96%     6.74%     8.80%

S&P 500 Index (%)(1)
(reflects no deduction for
fees, expenses or taxes)          -11.88%   10.70%    12.93%
Russell 1000 Growth Index (%)(2)
(reflects no deduction for
fees, expenses or taxes)          -20.42%    8.27%    10.80%

-------------
(1) The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market.

(2) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.



   THE GALAXY TRUSTEES UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

   Required Vote for the Proposal

      Approval of the Agreement and Plan of Reorganization dated [June ___], 2002, between Galaxy on behalf of the Galaxy Fund, the Columbia Fund and Columbia will require the affirmative vote of a majority of the outstanding shares of the Galaxy Fund. A vote of the shareholders of the Columbia Fund is not needed to approve the Acquisition.

                                     GENERAL

VOTING INFORMATION

      The Galaxy Trustees are soliciting proxies from the shareholders of the Galaxy Fund in connection with the Meeting, which has been called to be held at 2:00 p.m. Eastern Time on October 18, 2002, at Galaxy's offices, located at One Financial Center, Boston, Massachusetts 02111-2621. The Meeting notice, this Prospectus/Proxy and enclosures are being mailed to shareholders beginning on or about [August 15], 2002.

   Information About Proxies and the Conduct of the Meeting

      Solicitation of Proxies. Proxies will be solicited primarily by mailing this Prospectus/Proxy and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of Galaxy or by employees or agents of its service contractors. In addition, PROXY ADVANTAGE, a division of PFPC Inc., has been engaged to assist in the solicitation of proxies, at an estimated cost of $[_______] which will be paid by Columbia as noted below.

   Voting Process

      You can vote in any one of the following ways:

      (a) By mail, by filling out and returning the enclosed proxy card;

      (b) By phone or Internet (see enclosed proxy insert for instructions); or

      (c)   In person at the Meeting.

      Shareholders who owned shares on the record date, August 2, 2002, are entitled to vote at the Meeting. For each full share of the Galaxy Fund that you hold, you are entitled to one vote, and for each fractional share you hold, you are entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy insert. Either owner of a joint account may sign the proxy insert, but the signer's name must exactly match the name that appears on the card.

      Costs. The estimated costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition will be borne by Columbia.

      Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Proposal. You can revoke your proxy at any time before it is exercised by sending a signed, written letter of revocation to the Secretary of Galaxy, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

      Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Galaxy Fund as proxies for the Meeting (the "Designees"). A quorum is constituted with respect to the Galaxy Fund by presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Galaxy Fund entitled to vote at the Meeting. In determining whether a quorum is present, abstentions and "broker non-votes" will be treated as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of the Proposal, these shares will have the same effect as if they cast votes against the Proposal. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

      Advisors and Underwriter. The address of the Galaxy Fund's investment advisor is Fleet Investment Advisors Inc., 100 Federal Street, Boston, Massachusetts 02110. FIA was established in 1984. FIA also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of June 30, 2002, FIA managed over $__ billion in assets. During the fiscal year ended October 31, 2001, the Galaxy Fund paid FIA advisory fees at an annual rate of 0.75% of the Galaxy Fund's average net assets.

      The address of the Columbia Fund's investment advisor is Columbia Funds Management Company, P.O. Box 1350, Portland, Oregon 97207-1350. Columbia Management has been an investment advisor since 1967. As of June 30, 2002, Columbia managed over $___ billion in assets. During the fiscal year ended December 31, 2001, the Columbia Fund paid Columbia Management advisory fees at an annual rate of 0.56% of the Fund's average net assets.

      FIA and Columbia Management are part of the larger Columbia organization, which is a wholly owned subsidiary of FleetBoston and includes several other separate legal entities. The legal entities comprising Columbia are managed by a single management team. These entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Funds.

      The address of each Fund's principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111.

      Other Service Providers for the Columbia Fund and the Galaxy Fund. In some cases, the Columbia Fund and the Galaxy Fund have different service providers. Upon completion of the Acquisition, the Columbia Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar. Following are the names and addresses of certain service providers for the Columbia Fund and the Galaxy Fund.


                                 COLUMBIA FUND                   GALAXY FUND
                                 -------------                   -----------
Administrator            None                           Fleet Investment Advisors Inc.
                                                        100 Federal Street
                                                        Boston, MA 02110

Sub-administrator        None                           PFPC Inc.
                                                        4400 Computer Drive
                                                        Westborough, MA 01581-5108

Fund Accountant          Colonial Management            Colonial Management
                         Associates, Inc.               Associates, Inc.
                         One Financial Center           One Financial Center
                         Boston, MA 02111               Boston, MA 02111

Transfer Agent           Columbia Trust Company*        Liberty Funds Services, Inc.
                         1301 S.W. Fifth Avenue         P.O. Box 8081
                         Portland, Oregon 97207         Boston, MA 02266-8081

Custodian                State Street Bank &            JPMorgan Chase Bank
                         Trust Company                  270 Park Avenue
                         2 Avenue de Lafayette          New York, NY 10017-2070
                         Boston, MA 02111

Independent Auditors     PricewaterhouseCoopers LLP     Ernst & Young LLP
                         1300 S.W. Fifth Avenue, Suite  200 Clarendon Street
                         3100                           Boston, MA 02116
                         Portland, Oregon 97201

* Effective October 18, 2002, The Columbia Fund's transfer agent will become Liberty Funds Services, Inc.


      Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy lists the total number of shares outstanding as of August 2, 2002 for each class of the Galaxy Fund entitled to vote at the Meeting. It also identifies holders of more than 5% or 25% of any class of shares of the Galaxy Fund, and contains information about the executive officers and Trustees/Directors of Galaxy and the Columbia Fund and their shareholdings in the Funds and in Galaxy.

      Adjournments; Other Business. In the event that a quorum is not present at the Meeting with respect to the Galaxy Fund, or if the Galaxy Fund has not received enough votes by the time of the Meeting to approve the Proposal, the Designees, or their substitutes, may propose that such Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Galaxy Fund that are present in person or by proxy when the adjournment is being voted on. If a quorum is present, the Designees will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the Proposal and the Designees will vote against any such adjournment any proxy that directs them to vote against the Proposal. They will not vote any proxy that directs them to abstain from voting on the Proposal.

      At the record date for the Meeting, affiliates of Columbia owned of record approximately ______% of the outstanding shares of the Galaxy Fund as trustee, or agent for their respective customers. The agreements with these affiliates of Columbia governing the accounts of beneficial owners of shares of the Galaxy Fund generally provide the affiliates with the discretion to vote all shares held by them of record. The affiliates of Columbia have informed Galaxy that they may vote such shares themselves in their capacity as fiduciaries and that they have engaged an independent third party to evaluate the Proposal and make a recommendation as to how to vote the shares.

      The Meeting has been called to transact any business that properly comes before it. The only business that management of the Galaxy Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the Designees intend to vote the proxies in accordance with their judgment, unless the Secretary of Galaxy has previously received written contrary instructions from the shareholder entitled to vote the shares.

      Shareholder Proposals at Future Meetings. Neither Galaxy nor the Columbia Fund holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of any fund of Galaxy or of the Columbia Fund must be received by the relevant fund in writing a reasonable time before Galaxy or the Columbia Fund, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the relevant fund, care of, as applicable, The Galaxy Fund, Attention: Secretary, One Financial Center, Boston, Massachusetts 02111-2621 or Columbia Funds,
Attention: Secretary, P.O. Box 1350, Portland, Oregon 97207.

                                                                      APPENDIX A


                   AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of June , 2002, is by and among The Galaxy Fund (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated March 31, 1986, as amended, on behalf of the Galaxy Large Cap Growth Fund (the "Acquired Fund,"), a separate series of the Trust, and Columbia Growth Fund, Inc. ("Columbia" or the "Acquiring Fund"), an Oregon corporation established under Articles of Incorporation dated ___________, 1967, as amended, and Columbia Management Group, Inc. ("Columbia Group").

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.

      If the reorganization described in this Agreement (the "Reorganization") is approved by the Retail A, Retail B and Trust shareholders of the Acquired Fund voting together as a single class, the Reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange for Class A shares, Class G shares and Class Z shares of beneficial interest of the Acquiring Fund ("Acquisition Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the Reorganization contemplated hereby) and the distribution of such Acquisition Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

      In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.    TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR
      ACQUISITION SHARES AND ASSUMPTION OF LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND.

      1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

            (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

            (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of the Reorganization contemplated hereby to be paid by Columbia Group pursuant to paragraph 9.2 shall not be assumed or paid by the Acquiring Fund; and

            (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquisition Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquisition Share, computed in the manner and as of the time and date set forth in paragraph
                  2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

      1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

      1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its Retail A, Retail B and Trust shareholders of record ("Acquired Fund Shareholders") determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to the applicable open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange. The Acquisition Shares distributed pursuant to this paragraph to holders of Retail A, Retail B and Trust shares of the Acquired Fund shall consist of Class A, Class G and Class Z shares, respectively, of the Acquiring Fund.

      1.4 With respect to Acquisition Shares distributable pursuant to paragraph
1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Fund will not permit such shareholder to receive Acquisition Share certificates therefor, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Acquiring Fund has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

      1.5 After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

      1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, shall remain the responsibility of the Acquired Fund.

2.    VALUATION.

      2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Articles of Incorporation of the Acquiring Fund and the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus") and shall be certified by the Acquired Fund.

      2.2 For the purpose of paragraph 2.1, the net asset value of an Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Articles of Incorporation of the Acquiring Fund and the Acquiring Fund Prospectus.

3.    CLOSING AND CLOSING DATE.

      3.1 The Closing Date shall be on November 1, 2002, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at Columbia Group's offices, One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

      3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to State Street Bank and Trust Company, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all of the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act"), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "State Street Bank and Trust Company, custodian for Columbia Growth Fund."

      3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or
(b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Fund upon the giving of written notice to the other party.

      3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund

Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Vice President, Secretary or Assistant Secretary of the Trust. The Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

      3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4.    REPRESENTATIONS AND WARRANTIES.

      4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

            (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

            (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

            (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or Code of Regulations or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

            (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

                  (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments at, as of and for the two years ended October 31, 2001, of the Acquired Fund, audited by Ernst & Young LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since October 31, 2001;

                  (g) Since October 31, 2001, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

                  (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

                  (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, with a par value of $.001 per share, of multiple series and classes. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquired Fund's then current prospectus or prospectuses or statement or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")) by the Trust and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Retail B Shares which convert to Retail A Shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

                  (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

                  (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                  (m) The Acquisition Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

                  (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;

                  (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);

                  (p) At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of October 31, 2001, referred to in subparagraph 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.

         4.2 The Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

                  (a) The Acquiring Fund is a corporation duly organized and validly existing under the laws of the State of Oregon;

                  (b) The Acquiring Fund is a duly registered investment company classified as a management company of the open-end type and its registration with the

                           Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect;

                  (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

                  (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

                  (e) The Acquiring Fund is not in violation in any material respect of any provisions of its Articles of Incorporation or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

                  (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund, any of its properties or assets, or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  (g) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments at, as of and for the two years ended December 31, 2001, of the Acquiring Fund, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since December 31, 2001;

                  (h) Since December 31, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), distribution of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

                  (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (j) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquiring Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. The Acquiring Fund has not at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to
                           Section 852 or 4982 of the Code. The Acquiring Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquiring Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

                  (k) The authorized capital of the Acquiring Fund consists of Common Stock, $.01 par value. At the Closing Date, the outstanding shares of common stock in the Acquiring Fund will be, divided into Class A shares, Class G shares, Class B shares, Class C shares and Class Z shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares and Class G shares which convert to Class A shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquiring Fund are outstanding and none will be outstanding on the Closing Date;

                  (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time;

                  (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes the valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                  (n) The Acquisition Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A, Glass G and Class Z shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

                  (o) The information provided by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

                  (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

5.       COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

         The Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

         5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

         5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

         5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Fund will prepare and file for the registration under the 1933 Act of the Acquisition Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

         5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

         5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

         5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

         5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         6.1 The Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

         6.2 The Trust shall have received a favorable opinion of Stoel Rives LLP, counsel to the Acquiring Fund for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

                  (a) The Acquiring Fund is a corporation duly organized and validly existing under the laws of the State of Oregon and has power to own all of its properties and assets and to carry on its business as presently conducted;

                  (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Proxy Statement and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                  (c) The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;

                  (d) The Acquisition Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares, Class G shares and Class Z shares of beneficial interest in the Acquiring Fund (except as set forth in the Acquiring Fund prospectus), and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

                  (e) The execution and delivery of this Agreement did not, and the performance by the Acquiring Fund of its obligations hereunder will not, violate the Acquiring Fund's Articles of Incorporation or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound;

                  (f) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;

                  (g) Except as previously disclosed, pursuant to subparagraph 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;

                  (h) The Acquiring Fund is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

                  (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of their properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their part to be performed or satisfied under this Agreement at or prior to the Closing Date;

         7.2 The Acquiring Fund shall have received a favorable opinion of Drinker Biddle & Reath LLP, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Fund, to the following effect:

                  (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Code of Regulations of the Trust;

                  (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph
                           5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                  (c) The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

                  (d) The execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or Code of Regulations, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which it is bound;

                  (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained;

                  (f) Except as previously disclosed, pursuant to subparagraph 4.1(e) above, such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;

                  (g) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

                  (h) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

         7.3 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ended on or after October 31, 2001, and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), shall have distributed all of its net capital gains realized in each of its taxable years ended on or after October 31, 2001, and on or prior to the Closing Date.

         7.4 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

         7.5 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

         7.6 As of the close of business on the business day preceding the Closing Date, the pro forma unrealized gains of the Acquired Fund (giving effect to transactions contemplated by this Agreement), as a percentage of net assets, shall not exceed 103% of the unrealized gains of the Acquiring Fund as of such date, as a percentage of net assets.

         7.7 The Trust will terminate without liability to the Acquired Fund all material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) on or prior to the Closing Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

         The respective obligations of the Trust and the Acquiring Fund hereunder are each subject to the further conditions that on or before the Closing Date:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the affirmative vote of holders of a majority of the shares entitled to vote that are voted at the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2.

         8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

         8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state "Blue Sky" and securities authorities) deemed necessary by the Trust or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

         8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust, and the Acquiring Fund shall have received a favorable opinion of Stoel Riles LLP satisfactory to the Acquiring Fund, each substantially to the effect that, for federal income tax purposes:

                  (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the liabilities and Obligations of the Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by the Acquired Fund of such Acquisition Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of
                           Section 368(b) of the Code;

                  (b) No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquisition Shares or (ii) upon the distribution of the Acquisition Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

                  (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of liabilities and Obligations and issuance of the Acquisition Shares as contemplated in paragraph 1 hereof;

                  (d) The tax basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the transaction will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer;

                  (e) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

                  (f) The shareholders of the Acquired Fund, will recognize no gain or loss upon the exchange of all of their shares of the Acquired Fund for the Acquisition Shares;

                  (g) The tax basis of the Acquisition Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

                  (h) The holding period of the Acquisition Shares to be received by the shareholders of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

                  (i) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in
                           Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

         8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Directors of the Acquiring Fund if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

         8.7 [The Trust and Acquiring Fund shall have received any necessary exemptive relief from the Securities and Exchange Commission with respect to
Section 17(a) of the 1940 Act.]

9.       BROKERAGE FEES AND EXPENSES.

         9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 The Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquisition Shares. All of the other out-of-pocket expenses of the transactions contemplated by this Agreement shall be borne as follows: (a) as to expenses allocable to the Trust, on behalf of the Acquired Fund, one hundred percent (100%) of such expenses shall be borne by Columbia Group; and (b) as to expenses allocable to the Acquiring Fund, one hundred percent (100%) of such expenses shall be borne by Columbia Group.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

         10.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 9, 10, 13 and 14. Neither the Acquired Fund, the Acquiring Fund nor the Trust nor any of their officers, directors or trustees, agents or stockholders shall have any liability with respect to such expired representations or warranties after the Closing Date. This provision shall not protect any officer, director, trustee, agent or stockholder of Acquired Fund, Acquiring Fund or the Trust against any liability to the entity for which that officer, director or trustee, agent or stockholder so acts or to its stockholders, to which that officer, director or trustee, agent or stockholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11.      TERMINATION.

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Trust. In addition, either the Acquiring Fund or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

                  (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

                  (c) If the transactions contemplated by this Agreement have not been substantially completed by [December 31], 2002, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Fund; or

                  (d) Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.1(d) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

         11.2 If any order or orders of the Securities and Exchange Commission with respect to this Agreement or any of the transactions contemplated herein shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of both the Board of Trustees of the Trust and the Board of Directors of Columbia to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Acquisition Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which this Agreement and the transactions contemplated herein shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.


         11.3 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12.      AMENDMENTS.

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

13.      NOTICES.

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to The Galaxy Fund, 4400 Computer Drive, Westborough, Massachusetts 01581, with copies to W. Bruce McConnel, Esq., Drinker Biddle & Reath LLP, One Logan Square, 18th & Cherry Streets, Philadelphia, Pennsylvania 19103, or to Columbia Funds, 1300 S.W. Sixth Avenue, Portland, Oregon 97207, with copies to ___________________________.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE.

         14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5 A copy of the Declaration of Trust of the Trust is on file with the Secretary of the Commonwealth of Massachusetts, and a copy of the Articles of Incorporation of the Acquiring Fund is on file with the Secretary of State of the State of Oregon, and notice is hereby given that no trustee, officer, agent or employee of the Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                   on behalf of the Galaxy Large Cap Growth Fund

                                   THE GALAXY FUND


                                   By:    ______________________________________

                                   Name:  ______________________________________

                                   Title: ______________________________________

ATTEST: _______________________________________

Name:   _______________________________________

Title:  _______________________________________


                                   COLUMBIA GROWTH FUND, INC.


                                   By:    ______________________________________

                                   Name:  ______________________________________

                                   Title: ______________________________________

ATTEST: _______________________________________

Name:   _______________________________________

Title:  _______________________________________

                                     Solely for purposes of Paragraph 9.2 of the Agreement

                                     COLUMBIA MANAGEMENT GROUP, INC.


                                     By:     ___________________________________

                                     Name:   ___________________________________

                                     Title:  ___________________________________

ATTEST: ___________________________________

Name:   ___________________________________

Title:  ___________________________________

                                                                      APPENDIX B


                                FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE GALAXY FUND

      Only the shareholders of record of the Galaxy Fund at the close of business on August 2, 2002, will be entitled to vote at the Meeting. On that date, the number of shares outstanding of the Galaxy Fund was as follows:

                                             NUMBER OF SHARES
                                              OUTSTANDING AND
                         CLASS                ENTITLED TO VOTE
                        -------               ----------------
                       Retail A........
                       Retail B........
                       Trust...........
                          Total........

OWNERSHIP OF SHARES

      As of August 2, 2002, Galaxy believes that its Trustees and officers as a group, owned less than one percent of each class of shares of the Galaxy Fund and of Galaxy as a whole. As of August 2, 2002, the Columbia Fund believes that its Directors and officers, as a group, owned less than one percent of the shares of the Columbia Fund. As of August 2, 2002, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund:



                                                           PERCENTAGE
                                               NUMBER OF       OF
                                              OUTSTANDING  OUTSTANDING    PERCENTAGE
                       NAME AND ADDRESS OF     SHARES OF   SHARES OF        OF FUND
GALAXY FUND                SHAREHOLDER        CLASS OWNED  CLASS OWNED       OWNED
-----------                -----------        -----------  -----------       -----
   Retail A........

   Retail B........

   Trust...........

COLUMBIA FUND
-------------
   Shares.............

OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION

      The shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the Galaxy Fund as of August 2, 2002 would own the following percentage of the Columbia Fund upon consummation of the
Acquisition:

                                                     PERCENTAGE OF
                                                      OUTSTANDING       PERCENTAGE OF
                                                    SHARES OF CLASS      FUND OWNED
                                                       OWNED UPON           UPON
                            NAME AND ADDRESS OF     CONSUMMATION OF     CONSUMMATION
GALAXY FUND                     SHAREHOLDER           ACQUISITION      OF ACQUISITION
-----------                     -----------           -----------      --------------
   Retail A...........

   Retail B...........

   Trust..............

COLUMBIA FUND
-------------
   Shares.............

                                                                      APPENDIX C

                                 CAPITALIZATION

      The following table shows on an unaudited basis the capitalization of each of the Galaxy Fund and the Columbia Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Galaxy Fund by the Columbia Fund at net asset value as of that date.

                                                                            COLUMBIA FUND
                                    GALAXY              COLUMBIA              PRO FORMA
                                     FUND                 FUND+            COMBINED (1) (2)
                                     ----                 -----            ----------------
Retail A/Class A(3)
Net asset value                  $  4,040,503                    ++        $    4,040,503
Shares outstanding                    551,801                                     150,934
Net asset value per share        $       7.32                    ++        $        26.77

Retail B/Class G(3)
Net asset value                  $ 21,148,102                    ++        $   21,148,102
Shares outstanding                  3,030,724                                     789,993
Net asset value per share        $       7.02                    ++        $        26.77


Trust/Class Z(3)
Net asset value                  $133,031,592        $1,066,079,549        $1,199,111,141
Shares outstanding                 17,749,681            39,828,718            44,798,146
Net asset value per share        $       7.49        $        26.77        $        26.77


----------

+ The Columbia Fund will be the accounting survivor for financial statement purposes.

++ Class A shares and Class G shares of the Columbia Fund will not be issued until the Acquisition.

(1) Assumes the Acquisition was consummated on May 31, 2002 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Fund will be received by the shareholders of the Galaxy Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Fund that actually will be received on or after such date.

(2) Assumes shares will be exchanged based on the net asset value per share of shares of the Columbia Fund on May 31, 2002.

(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Fund and Class A shares, Class G shares and Class Z shares, respectively, of the Columbia Fund and the Columbia Fund pro forma combined.

                                                                      APPENDIX D


                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                          FOR THE COLUMBIA GROWTH FUND

    The following information originally appeared in the Columbia Fund's most recent Annual Report. The Columbia Fund currently offers only one class of shares, which will be redesignated as Class Z Shares at the time of the Acquisition.



[Photo]


Alexander S. Macmillan has managed the Columbia Growth Fund since 1992. He joined Columbia in 1989.

Columbia Growth Fund

By Alexander S. Macmillan
Portfolio Manager


A Difficult Year

December 31, 2001, ended a very difficult year for growth company investors. An economic recession, a steep decline in corporate earnings - particularly for technology companies - and the great uncertainty brought about by the tragic events of 9/11 all contributed to the decline in stock prices. For the calendar year 2001, Columbia Growth Fund returned -21.40%, while the Russell 1000 Growth Index returned -20.42% and the S&P 500 Index returned -11.88%.

Decline Punctuated by Market Rallies

Throughout the year, the negative stock market environment was punctuated by sharp rallies, which were only to be followed by further declines. Much of the fuel for these rallies was provided by surprise and/or aggressive Federal Reserve monetary easing, a powerful bull market trigger in the post-World War II period. This recession, however, was unlike any other since World War II, and the rallies proved unsustainable. The amount of excess capacity in the manufacturing sector, particularly for technology equipment, was continually underestimated. As a result, during the early phases of the easing process, the Federal Reserve's actions were rendered ineffective in reviving prospects for this sector. After drawdown in manufacturing inventories, we believe the worst in the decline of corporate earnings is behind us and that a rebound should commence by the second half of 2002.

Cyclical Issues Hurt Performance

The Fund's slightly pro-cyclical stance hurt performance through the first three quarters of 2001, although it proved beneficial in the fourth quarter. Economically sensitive issues that hampered Fund performance were concentrated in the technology sector and included Sun Microsystems, Cisco and Veritas Software. We believe these are all good companies despite their struggles in 2001, and their business prospects and stock prices have been improving.

As the Fed lowered short-term interest rates, consumer cyclical issues performed very well as prospects for spending improves. The Fund's retail holdings, such as Lowe's, Target and Costco, appreciated.

Anticipating a Recovery

Economic prospects have improved considerably. The effect of Fed easing (which typically take about a year to make an impact), fiscal stimulus, maturity of the massive inventory liquidation cycle, and lower energy and power prices have all begun to work their way through the economy. Stock prices began to discount this dynamic soon after the 9/11 tragedy. Though inflation expectations may increase as economic prospects stabilize, the actual inflation rate is projected to decline, suggesting that the Fed will keep short-term interest rates low. Valuations, even on a prospective recovery in earnings, are somewhat high and limit prospects for P/E expansion, leaving market gains largely dependent on earnings growth. We believe the worst economic and stock market performance is behind us, and we look forward to a recovery in share prices led by economically sensitive issues.


Columbia Growth Fund

Top Ten Holdings (% of Net Assets)

                                                         12/31/01     6/30/01
                                                         --------     -------
Microsoft Corp.                                             5.0         5.1
Tyco International Ltd.                                     4.7         3.9
General Electric Co.                                        4.5         4.8
Pfizer, Inc.                                                4.4         5.0
Intel Corp.                                                 3.7         2.8
Bristol-Myers Squibb Co.                                    3.0          --
Wal-Mart Stores, Inc.                                       2.7         3.1
International Business Machines, Inc.                       2.5         2.0
Baxter International, Inc.                                  2.4         2.2
American International Group, Inc.                          2.2         2.5

Top Five Sectors (% of Net Assets)

                                                         12/31/01     6/30/01
                                                         --------     -------
Technology                                                 26.9         29.6
Health Care                                                20.3         15.7
Consumer Discretionary & Services                          19.7         17.9
Other/Multi-Sector Companies                               10.2         10.2
Financial Services                                          8.9         12.2



Columbia Growth Fund

Growth of $10,000 Investment Over 20 Years

[The following table was originally a line graph in the printed materials]


                Columbia Growth Fund   S&P(R) 500 Index    Russell 1000 Growth
                --------------------   ----------------    -------------------
12/31/81            $  10,000           $  10,000              $  10,000
12/31/82               14,656              12,150                 12,045
12/31/83               17,801              14,874                 13,970
12/31/84               16,808              15,790                 13,867
12/31/85               22,198              20,774                 18,383
12/31/86               23,734              24,646                 21,206

12/31/87               27,233              25,945                 22,332
12/31/88               30,177              30,239                 24,849
12/31/89               32,955              39,797                 33,775
12/31/90               37,666              38,583                 33,687
12/31/91               50,570              50,339                 47,552
12/31/92               56,547              54,175                 49,585
12/31/93               63,904              59,636                 51,383
12/31/94               63,501              60,423                 52,750
12/31/95               84,444              83,131                 72,362
12/31/96              102,008             102,217                 89,092
12/31/97              128,857             136,317                116,248
12/31/98              167,952             175,276                161,289
12/31/99              211,653             212,155                214,782
12/31/00              194,848             192,827                166,568
12/31/01              153,193             169,884                132,575


The S&P(R) 500 Index and Russell 100 Growth are unmanaged indexes in which investors cannot invest. Results for the index do not reflect the investment management fees and other expenses incurred by the Fund.



Average Annual Total Returns

As of December 31, 2001      1 Year      5 Years      10 Years     20 Years
Columbia Growth Fund        -21.40%       8.47%        11.72%       14.62%

Russell 1000 Growth         -20.42%       8.27%        10.80%       13.79%

S&P(R) 500 Index            -11.88%       10.70%       12.93%       15.21%


Past performance is no guarantee of future results. Investment returns and principal values will vary with market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Total return figures in this report include changes in share price, reinvestment of dividends and capital gains distributions and include the deduction of any sales charges, where applicable, unless otherwise indicated.

                                                                      APPENDIX E


INFORMATION APPLICABLE TO CLASS Z, CLASS A AND CLASS G SHARES OF THE COLUMBIA FUND AND TRUST, RETAIL A AND RETAIL B SHARES OF THE GALAXY FUND

COMPARISON OF DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR THE COLUMBIA FUND AND THE GALAXY FUND.

      Class Z Shares and Trust Shares. There are no distribution and service (12b-1) fees on Class Z shares of the Columbia Fund or Trust Shares of the Galaxy Fund. Although Galaxy has adopted a Shareholder Services Plan with respect to Trust Shares of the Galaxy Fund, Galaxy has not entered into any servicing agreements under the Shareholder Services Plan for Trust Shares.

      Class A Shares and Retail A Shares. The Columbia Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A shares and certain services provided to you by your financial advisor. [The annual service fee and annual distribution fee may equal up to 0.25% and 0.10%, respectively, of net assets for Class A shares of the Columbia Fund.] The Galaxy Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its Retail A shares (the "Retail A Plan"). Under the Retail A Plan, the Galaxy Fund may pay Galaxy's distributor or another person for expenses and activities intended to result in the sale of Retail A shares. Retail A shares of the Galaxy Fund can pay distribution fees at an annual rate of up to 0.50% of its Retail A share net assets. The Galaxy Fund does not intend to pay more than 0.25% in distribution fees with respect to its Retail A share assets during the current fiscal year.

      Class G Shares and Retail B Shares. The Columbia Fund and the Galaxy Fund have adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act (each a "12b-1 Plan") with respect to Class G shares and Retail B Shares, respectively. Under the respective 12b-1 Plans, the Columbia Fund or the Galaxy Fund may pay (a) its distributor or another person for expenses and activities intended to result in the sale of Class G shares or Retail B Shares,
(b) institutions for shareholder liaison services, and (c) institutions for administrative support services. The fees payable under each 12b-1 Plan for such distribution expenses and shareholder liaison and/or administrative support services, and the amount of such fees which the Columbia Fund and the Galaxy Fund intend to pay during the current fiscal year, are the same.

      SHAREHOLDER TRANSACTIONS AND SERVICES OF THE COLUMBIA FUND AND THE GALAXY Fund. This section describes the shareholder transactions and services of the Columbia Fund and the Galaxy Fund.

A.    Sales Charges, Reduction of Sales Charges and Exemptions

      CLASS Z SHARES AND TRUST SHARES. Class Z shares of the Columbia Fund and Trust Shares of the Galaxy Fund are offered at net asset value with no front-end or contingent deferred sales charges.

      CLASS A SHARES AND RETAIL A SHARES. Purchases of Class A shares of the Columbia Fund are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the tables below. Similarly, purchases of Retail A Shares of the Galaxy Fund are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your investment. Sales charges are reduced as the amount invested increases, provided the amount reaches certain specified levels as shown in the tables below. A portion of the sales charge may be reallowed to broker-dealers.

COLUMBIA FUND/CLASS A SHARES:

                                                                % OF OFFERING
                                AS A % OF THE     AS A % OF     PRICE RETAINED
                               PUBLIC OFFERING       YOUR        BY FINANCIAL
AMOUNT OF PURCHASE                  PRICE         INVESTMENT     ADVISOR FIRM
------------------                  -----         ----------     ------------
Less than $50,000                   5.75             6.10            5.00
-----------------------------------------------------------------------------
$50,000 to less than $100,000       4.50             4.71            3.75
-----------------------------------------------------------------------------
$100,000 to less than $250,000      3.50             3.63            2.75
-----------------------------------------------------------------------------
$250,000 to less than $500,000      2.50             2.56            2.00
-----------------------------------------------------------------------------
$500,000 to less than $1,000,000    2.00             2.04            1.75
-----------------------------------------------------------------------------
$1,000,000 or more                  0.00             0.00            0.00
-----------------------------------------------------------------------------

      Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

      For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the Columbia Fund's distributor as follows:

PURCHASES OVER $1 MILLION:

AMOUNT PURCHASED                                COMMISSION %
First $3 million                                    1.00
------------------------------------------------------------
$3 million to less than $5 million                  0.80
------------------------------------------------------------
$5 million to less than $25 million                 0.50
------------------------------------------------------------
$25 million or more                                 0.25
------------------------------------------------------------

      The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

      For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the Columbia Fund's distributor on all purchases of less than $3 million.

GALAXY FUND/RETAIL A SHARES:

                            SALES CHARGE AS A  SALES CHARGE AS A    REALLOWANCE TO DEALERS
                              PERCENTAGE OF      PERCENTAGE OF     AS A % OF OFFERING PRICE
AMOUNT OF PURCHASE           OFFERING PRICE     PURCHASE AMOUNT           PER SHARE
------------------           --------------     ---------------           ---------
Less than $50,000                 5.75%              6.01%                  5.00%
$50,000 but less than $100,000    4.50%              4.71%                  3.75%
$100,000 but less than $250,000   3.50%              3.63%                  2.75%
$250,000 but less than $500,000   2.50%              2.56%                  2.00%
$500,000 but less than $1,000,000 2.00%              2.04%                  1.75%
$1,000,000 and over               0.00%              0.00%                  0.00%

      There is no front-end sales charge on purchases of Retail A Shares of $1,000,000 or more; however, a CDSC of the lesser of 1% of the offering price of 1% of the net asset value of the shareholder's shares is assessed to

Galaxy Fund shareholders who sell their Retail A Shares within one year of purchase unless the redemption is the result of the shareholder's death or disability. However, Galaxy will waive the 1% CDSC on withdrawals of Retail A shares made through Galaxy's Systematic Withdrawal Plan that do not annually exceed 12% of your account's value.

      The reduced sales charges on Class A shares of the Columbia Fund and Retail A Shares of the Galaxy Fund described above are available through the following: rights of accumulation, statements/letters of intent, reinstatement/reinvestment privileges and sponsored arrangements/group sales. The terms and conditions of these reduced sales charge options are generally the same for Class A shares of the Columbia Fund and Retail A Shares of the Galaxy Fund.

      In addition, the sales charge on purchases of Class A shares of the Columbia Fund and Retail A Shares of the Galaxy Fund is waived for certain categories of investors or transactions. The sales charge waivers for Class A shares of the Columbia Fund and Retail A Shares of the Galaxy Fund, all of which are set forth below, are different in certain respects.


                          CLASS A SHARES                                            RETAIL A SHARES
                          --------------                                            ---------------
(1)     Exchanged by clients of affiliates of the Liberty    (1)    Sold to clients of investment advisers or
        Funds' distributor who have previously purchased            financial planners who place trades for their
        shares of other investment companies and have been          own accounts of such investment advisers or
        charged a front-end load or other sales charge on           financial planners on the books of the
        such purchases;                                             broker-dealer through whom Retail A Shares were
                                                                    purchased;

(2)     Sold to registered representatives and employees     (2)    Sold to officers, directors, employees and
        of financial services firms (and their affiliates)          retirees of (i) FleetBoston Financial
        that are parties to dealer agreements or other              Corporation and any of its affiliates and
        sales arrangements with the Liberty Funds'                  members of their immediate families, and (ii)
        distributor and members of their families and               Galaxy's administrator and members of their
        their beneficial accounts;                                  immediate families;

(3)     Sold to directors, officers, employees and           (3)    Sold to present or retired trustees of Galaxy
        retirees of the Liberty Fund's adviser(s) and its           and members of their immediate families
        affiliates and members of their families and their
        beneficial accounts;
(4)     Sold to present or retired trustees of funds         (4)    Sold to directors, officers and employees of
        advised or administered by the Liberty Funds'               broker-dealers having agreements with Galaxy's
        adviser(s) and members of their families and their          distributor;
        beneficial accounts;

(5)     Sold to any shareholder who owned shares of any      (5)    Purchased under an all-inclusive fee program
        fund of Liberty A Trust on September 29, 2000 and           (sometimes called a "wrap fee program") offered
        who since that time has remained a shareholder of           by a broker-dealer or other financial
        any fund distributed at net asset value in those            institution;
        cases where Liberty Fund Class Z shares are not
        available; or

(6)     Purchased by reinvesting your dividends and          (6)    Sold to an investment professional who places
        distributions.                                              trades for clients and charges them a fee;

                          CLASS A SHARES                                            RETAIL A SHARES
                          --------------                                            ---------------
                                                             (7)    Sold to an investor who was a Galaxy
                                                                    shareholder before December 1, 1995;

                                                             (8)    Sold to an investor who was a shareholder of
                                                                    the Boston 1784 Funds on the date when the
                                                                    Boston 1784 Funds were reorganized into Galaxy;
                                                                    and

                                                             (9)    Sold to institutional investors, including, but
                                                                    not limited to, bank trust departments and
                                                                    registered investment advisers;

                                                             (10)   Sold to persons who are also plan participants
                                                                    in any employee benefit plan which is the
                                                                    record or beneficial holder of Trust Shares of
                                                                    any Galaxy Fund; or

                                                             (11)   Sold to institutional clients of
                                                                    broker-dealers, including retirement and
                                                                    deferred compensation plans and the trusts used
                                                                    to fund these plans, which place trades through
                                                                    an omnibus account maintained with Galaxy by
                                                                    the broker-dealer.


      CLASS G SHARES AND RETAIL B SHARES. The offering price for Class G Shares of the Columbia Fund and Retail B Shares of the Galaxy Fund is net asset value. Class G shares and Retail B Shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC. The CDSC gradually declines each year and eventually disappears over time. The Columbia Fund's or the Galaxy Fund's distributor pays your financial advisor firm an up-front commission on sales of Class G shares or Retail B Shares, as applicable. Class G shares of the Columbia Fund issued in connection with the Acquisition in exchange for Retail B Shares of the Galaxy Fund purchased prior to January 1, 2001 will be subject to the same contingent deferred sales charge schedule and conversion feature as Retail B Shares purchased prior to January 1, 2001, except that Class G shares will convert to Class A shares. Class G shares of the Columbia Fund issued in connection with the Acquisition in exchange for Retail B Shares of the Galaxy Fund purchased on or after January 1, 2001 and Class G shares of the Columbia Fund issued after the Acquisition will be subject to the same contingent deferred sales charge schedule and conversion feature as Retail B Shares purchased on or after January 1, 2001, except that Class G shares will convert to Class A shares. Class G shares of the Columbia Fund issued in connection with the Acquisition in exchange for Retail B Shares of the Galaxy Fund issued in connection with the reorganization of The Pillar Funds into Galaxy ("Pillar Reorganization") will be subject to the same contingent deferred sales charge schedule and conversion feature as Retail B Shares issued in the Pillar Reorganization, except that Class G shares will convert into Class A shares.

      The CDSCs for Class G shares of the Columbia Fund and Retail B Shares of the Galaxy Fund may be waived for certain reasons. The CDSC waivers with respect to Class G shares of the Columbia Fund and Retail B Shares of the Galaxy Fund are the same.

B.    Purchase Procedures

      The purchase procedures, including the minimum investment requirements, for Class A shares and Class G shares of the Columbia Fund and Retail A Shares and Retail B Shares of the Galaxy Fund are the same. The following chart compares the purchase procedures, including the minimum investment requirements, for Class Z shares of the Columbia Fund with those for Trust Shares of the Galaxy Fund:

                                             COLUMBIA FUND:                              GALAXY FUND:
                                             CLASS Z SHARES                              TRUST SHARES
                                             --------------                              ------------
Minimum Initial               $1,000 for a regular account (no minimum if   None, but financial institutions and
Investment                    you participate in the automatic investment)  employer-sponsored defined contribution plans may have minimum
                                                                            investment requirements
-------------------------------------------------------------------------------------------------------------------


                                             COLUMBIA FUND:                              GALAXY FUND:
                                             CLASS Z SHARES                              TRUST SHARES
                                             --------------                              ------------
Minimum Subsequent            Generally $100; $50 per month for accounts                     None
Investments                   using the automatic investment plan.
-------------------------------------------------------------------------------------------------------------------


                                             COLUMBIA FUND:                              GALAXY FUND:
                                             CLASS Z SHARES                              TRUST SHARES
                                             --------------                              ------------
Purchase Methods              Through a financial advisor or directly       Through a bank or trust institution at
                              through the Columbia Fund's distributor by    which you maintain a qualified account
                              mail; by telephone; by wire; through the      or through your employer-sponsored
                              internet; or in person.                       defined contribution plan.
-------------------------------------------------------------------------------------------------------------------


C.    Redemption Procedures

      The redemption procedures for Class A shares and Class G shares of the Columbia Fund and Retail A Shares and Retail B Shares of the Galaxy Fund are the same. The following chart compares the redemption procedures for Class Z shares of the Columbia Fund with those for Trust Shares of the Galaxy Fund:


                                                COLUMBIA FUND:                            GALAXY FUND:
                                                CLASS Z SHARES                            TRUST SHARES
                                                --------------                            ------------
Through an Authorized                                Yes                     Yes, including employer-sponsored
Broker-Dealer or Other Financial                                             defined contribution plans.
Institution or Adviser
-------------------------------------------------------------------------------------------------------------------


                                                COLUMBIA FUND:                            GALAXY FUND:
                                                CLASS Z SHARES                            TRUST SHARES
                                                --------------                            ------------
By Mail                                              Yes                                       No
-------------------------------------------------------------------------------------------------------------------


                                                 COLUMBIA FUND:                           GALAXY FUND:
                                                 CLASS Z SHARES                           TRUST SHARES
                                                 --------------                           ------------
By Telephone                                  Yes, up to $50,000.                              No
-------------------------------------------------------------------------------------------------------------------


                                                 COLUMBIA FUND:                           GALAXY FUND:
                                                 CLASS Z SHARES                           TRUST SHARES
                                                 --------------                           ------------
By Wire                             Yes (proceeds must be at least $1,000).                    No
-------------------------------------------------------------------------------------------------------------------

                                                 COLUMBIA FUND:                           GALAXY FUND:
                                                 CLASS Z SHARES                           TRUST SHARES
                                                 --------------                           ------------
By Systematic                       Yes (except that the account must have                     No
Withdrawal Plan                     a minimum balance of at least $5,000)
                                    ($50 minimum withdrawal)
-------------------------------------------------------------------------------------------------------


                                                 COLUMBIA FUND:                           GALAXY FUND:
                                                 CLASS Z SHARES                           TRUST SHARES
                                                 --------------                           ------------
By Electronic Transfer                                No.                                      No
-------------------------------------------------------------------------------------------------------

      Class Z shares of the Columbia Fund may also be redeemed in person, although the availability of proceeds will vary. Please call ahead for details.

      The Columbia Fund, with respect to Class Z shares, Class A shares and Glass G shares, and the Galaxy Fund, with respect to Trust Shares, Retail A Shares and Retail B Shares, may impose an annual account fee of $10 if the balance in a shareholder's account drops below $1,000 because of redemptions. The shareholder will be given approximately 60 days to add to the account to avoid the charge.

D.    Additional Shareholder Services

      Each of the Columbia Fund, with respect to its Class A shares and Class G shares, and the Galaxy Fund, with respect to its Retail A Shares and Retail B Shares, offers an Automatic Investment Plan. The terms and conditions of these Plans are generally the same. Class Z shares of the Columbia Fund offer an Automatic Investment Plan, while Trust Shares of the Galaxy Fund do not offer a similar program, as indicated in the following chart:


                                                COLUMBIA FUND:                            GALAXY FUND:
                                                CLASS Z SHARES                            TRUST SHARES
                                                --------------                            ------------
Automatic Investment Plan          Yes (at least $50 per month or quarter)                     No
-------------------------------------------------------------------------------------------------------


E.    Share Exchanges

      The exchange privilege with respect to Class A shares and Class G shares of the Columbia Fund is generally the same as the exchange privilege for Retail A shares and Retail B shares of the Galaxy Fund. Class Z shares of the Columbia Fund offer an exchange privilege, while Trust Shares of the Galaxy Fund do not offer an exchange privilege, as indicated in the following chart:

                                                COLUMBIA FUND:                            GALAXY FUND:
                                                CLASS Z SHARES                            TRUST SHARES
                                                --------------                            ------------
Through an Authorized                                Yes                                       No
Broker-Dealer or Other Financial
Institution or Adviser
-------------------------------------------------------------------------------------------------------


                                                COLUMBIA FUND:                            GALAXY FUND:
                                                CLASS Z SHARES                            TRUST SHARES
                                                --------------                            ------------
By Mail                                              Yes                                       No
-------------------------------------------------------------------------------------------------------

                                                COLUMBIA FUND:                            GALAXY FUND:
                                                CLASS Z SHARES                            TRUST SHARES
                                                --------------                            ------------
By Telephone                                         Yes                                       No
-------------------------------------------------------------------------------------------------------


                                                COLUMBIA FUND:                            GALAXY FUND:
                                                CLASS Z SHARES                            TRUST SHARES
                                                --------------                            ------------
Internet                                             Yes                                       No
-------------------------------------------------------------------------------------------------------


                                                COLUMBIA FUND:                            GALAXY FUND:
                                                CLASS Z SHARES                            TRUST SHARES
                                                --------------                            ------------
Minimum                                           No minimum                                  N/A
-------------------------------------------------------------------------------------------------------


      The Columbia Fund and the Galaxy Fund also offer automated dollar cost averaging where $100 or more each month from one fund may be used to purchase shares of the same class of another fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from.

      Class A shares of the Columbia Fund acquired in the Acquisition may be exchanged for Class A shares of any other fund distributed by Liberty Funds Distributor, Inc. Class G shares of the Columbia Fund acquired in the Acquisition may be exchanged for Class G shares or Class B shares of any other fund distributed by Liberty Funds Distributor, Inc. However, once Class G shares are exchanged for Class B shares, they cannot be exchanged back into Class G shares.

F.    Pricing of Shares for the Columbia Fund and Galaxy Fund

      The price per share (offering price) will be the net asset value per share ("NAV") next determined after the Columbia Fund or the Galaxy Fund receives your purchase order plus, in the case of Class T shares of the Columbia Fund and Retail A Shares of the Galaxy Fund, the applicable sales charge.

      For processing purchase and redemption orders, the NAV per share of the Columbia Fund is calculated on each day that the New York Stock Exchange (the "Exchange") is open for trading at the close of regular trading on the Exchange that day (usually 4:00 p.m. Eastern time). For processing purchase and redemption orders, the NAV per share of the Galaxy Fund is calculated on each day that the Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open as of the close of trading on the Exchange that day (usually 4:00 p.m. Eastern Time).

G.    Dividends

      The Columbia Fund declares net investment income dividends daily and pays them quarterly. The Galaxy Fund declares net investment income dividends daily and pays them monthly. Both the Columbia Fund and the Galaxy Fund declare and pay net capital gains at least annually.

H. Additional Information Regarding the Purchase and Sale of Shares of the Columbia Fund

                              OPENING A NEW ACCOUNT

METHOD           INSTRUCTIONS

By Mail          Before October 19, 2002:
                 Regular Mail
                 Columbia Financial Center
                 P.O. Box 1350
                 Portland, OR 97207-1350

                 Overnight Carrier
                 Columbia Financial Center
                 1301 S.W. Fifth Avenue
                 Portland, OR 97201-5601

                 After October 18, 2002:
                 Liberty Funds Services, Inc.
                 P.O. Box 8081
                 Boston, MA 02266-8081

                 Complete an application and send it to the address above with your check for at least the minimum fund investment.
--------------------------------------------------------------------------------
By Telephone     1-800-547-1707
                 Wire:  Once you submit a completed application, you may open an account using federal funds wired from your bank.  Call us for instructions.
-------------------------------------------------------------------------------
Internet         www.columbiafunds.com
                 Download a prospectus and an application from our web site.
                 Mail a completed application with your initial investment to the address above.
--------------------------------------------------------------------------------
Automatic        A minimum of $50 lets you open an account, provided you
                 establish an automatic investment plan (AIP). This means that investments are transferred automatically from your bank to the
                 Fund each month. Sign up for the AIP on the application, or call us for a form.
--------------------------------------------------------------------------------
In Person        Columbia Financial Center
                 1301 S.W. Fifth Avenue
                 Portland, Oregon 97201-5601

                 7:30 a.m. - 5:00 p.m. PST
                 Visit Columbia Funds, conveniently located in downtown
                 Portland.
--------------------------------------------------------------------------------

                                PURCHASING SHARES

METHOD               INSTRUCTIONS
By Mail              Before October 19, 2002:
                     Regular Mail
                     Columbia Financial Center
                     P.O. Box 1350
                     Portland, OR 97207-1350

                     Overnight Carrier
                     Columbia Financial Center
                     1301 S.W. Fifth Avenue
                     Portland, OR 97201-5601

                     After October 19, 2002:
                     Liberty Funds Services, Inc.
                     P.O. Box 8081
                     Boston, MA 02266-8081

                     Send your investment to the above address. Be sure to
                     enclose an investment slip from the bottom of your
                     statement.
--------------------------------------------------------------------------------

                                PURCHASING SHARES

METHOD               INSTRUCTIONS
--------------------------------------------------------------------------------
By Telephone         1-800-547-1707
                     Wire:  Invest using federal funds wired from your bank.
                     Call us for instructions.
                     Exchange:  Use the proceeds from the redemption in one
                     Fund to purchase shares of another Fund with the same
                     account number.  To exchange shares, call us.
                     Televest:  Provided the service is already set up on
                     your account (use the application or call us for a form),
                     request a transfer from your bank for investment in the
                     Columbia Funds.
--------------------------------------------------------------------------------
Internet             www.columbiafunds.com
                     Exchange:  Call us for a personal identification number to access your account online.  Then, use the proceeds from
                     the redemption in one Fund to purchase shares of another
                     Fund with the same account number.  Submit your exchange
                     request through our secure site.
--------------------------------------------------------------------------------
Automatic            Arrange to have investments transferred automatically from your bank account to the Fund on the 5th, 20th, or both, of each month. Sign up for AIP on the application or call us
                     for a form. AIP investment minimum is $50 per Fund.
--------------------------------------------------------------------------------
In Person            Columbia Financial Center
                     1301 S.W. Fifth Avenue
                     Portland, Oregon 97201-5601

                     7:30 a.m. - 5:00 p.m. PST
                     Visit Columbia Funds, conveniently located
                     in downtown Portland.
--------------------------------------------------------------------------------


HOW TO SELL SHARES

You can sell (redeem) shares any day the New York Stock Exchange ("NYSE") is open for business. Your shares will be redeemed at their net asset value, calculated after your valid redemption request is accepted by the Fund.

When redeeming, please keep these important points in mind:

      -     A signature guarantee may be required;

      - Any certificated shares will require the return of the certificate before a redemption can be made;

      - Redemptions of an IRA will require the completion of additional paperwork for the purposes of IRS tax reporting;

      -     Redemption requests must be signed by all owners on the account;

      - Redemption requests from corporations, fiduciaries and intermediaries may require additional documentation.

Normally, your redemption proceeds will be sent to you the day after the effective date of the redemption. Except as provided by rules of the Securities and Exchange Commission, redemption proceeds will be sent to you no later than seven days from the redemption date. Proceeds transmitted by way of ACH are usually credited to your bank account on the second business day following your request.

Also, before selling recently purchased shares, please note that if the Fund has not yet collected payment for the shares that you are selling, it may delay sending the proceeds until it has collected payment, which may take up to 15 days from the purchase date. Additionally, the Fund reserves the right to redeem shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. In that event, you will incur transaction costs if you sell the securities for cash.



                                 SELLING SHARES

METHOD               INSTRUCTIONS
By Mail              Before October 19, 2002:
                     Regular Mail
                     Columbia Financial Center
                     P.O. Box 1350
                     Portland, OR 97207-1350

                     Overnight Carrier
                     Columbia Financial Center
                     1301 S.W. Fifth Avenue
                     Portland, OR 97201-5601

                     After October 19, 2002:
                     Liberty Funds Services, Inc.
                     P.O. Box 8081
                     Boston, MA 02266-8081

                     Send your redemption request to the above
                     address.  Redemption requests must be
                     signed by each shareholder required to sign
                     on the account.  a Signature guarantee may
                     be required.  Accounts in the names of
                     corporations, fiduciaries, and
                     intermediaries may require additional
                     documentation.
--------------------------------------------------------------------------------
By Telephone         1-800-547-1707
                     Redeem shares by phone (unless you have declined this
                     service on the application). Proceeds from telephone
                     redemptions may be mailed only to the account owner at the address of record (maximum $50,000) or transferred to a
                     bank designated on the application (any amount). Wire: Call us to request a wire redemption. Your request must be at
                     least $1,000, and the bank wire cost for each redemption
                     will be charged against your Columbia account. Your bank
                     may impose a fee.
                     Exchange:  Use the proceeds from the redemption in one Fund to purchase shares of another Fund with the same account
                     number.  To exchange shares, call us.
--------------------------------------------------------------------------------
Internet             www.columbiafunds.com
                     Exchange:  Call us for a personal identification number to access your account online.  Then, use the proceeds from
                     the redemption in one Fund to purchase shares of another
                     Fund with the same account number.  To exchange shares use our secure account e-mail.
--------------------------------------------------------------------------------
Automatic            For accounts over $5,000, redeem shares on a regular basis through a transfer of funds from your Columbia account
                     directly to the bank designated on your application ($50
                     minimum withdrawal).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        >
In Person            Columbia Financial Center
                     1301 S.W. Fifth Avenue
                     Portland, Oregon 97201-5601

                     7:30 a.m. - 5:00 p.m. PST
                     Although you can visit Columbia Funds to
                     make a redemption request, availability of
                     the proceeds will vary.  Please call ahead
                     for details.
--------------------------------------------------------------------------------


FUND POLICIES

      - Personal checks for investment should be drawn on U.S. funds, must meet Fund investment minimum requirements, and be made payable to Columbia Funds.

      -     Columbia will not accept cash investments.

      -     Columbia reserves the right to reject any investments.

      - If your investment is cancelled because your check did not clear the bank, or because the Funds were unable to debit your bank account, you will be responsible for any losses or fees imposed by your bank or attributable to a loss in value of the shares purchased.

      -     Columbia may reject any third party checks submitted for investment.

                                                                      APPENDIX F


FINANCIAL HIGHLIGHTS OF THE COLUMBIA GROWTH FUND

      The financial highlights table on the following page will help you understand the financial performance for Class Z shares the Columbia Fund for the past five years. Certain information reflects the performance of a single Class Z share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Class Z shares of the Columbia Fund, assuming all dividends and distributions were reinvested. The information for Class Z shares of the Columbia Fund has been audited by PricewaterhouseCoopers, LLP, independent accountants. Their report, along with the financial statements for Class Z shares of the Columbia Fund, is included in the Columbia Fund's annual report, which is incorporated herein by reference and available upon request.

                              COLUMBIA GROWTH FUND
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   Years ended December 31,

                                                               2001           2000            1999          1998          1997
                                                                                            Shares
                                                           ------------------------------------------------------------------------
Net asset value, beginning of year ......................  $     40.07    $     48.91    $     42.51    $     34.34    $     30.74
                                                           -----------    -----------    -----------    -----------    -----------
Income from investment operations:
    Net investment income (loss) ........................        (0.02)         (0.08)         (0.03)          0.03           0.19
    Net realized and unrealized gains (losses) on
    investments .........................................        (8.55)         (3.49)         11.09          10.39           7.90
                                                           -----------    -----------    -----------    -----------    -----------
    Total from investment operations ....................        (8.57)         (3.57)         11.06          10.42           8.09
                                                           -----------    -----------    -----------    -----------    -----------
Less distributions:
    Dividends from net investment income ................           --             --          (0.00)*        (0.08)         (0.17)
    Distributions from capital gains ....................        (0.15)         (5.27)         (4.66)         (2.17)   $     (4.32)
                                                           -----------    -----------    -----------    -----------    -----------
Total distributions .....................................        (0.15)         (5.27)         (4.66)         (2.25)         (4.49)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ............................  $     31.35    $     40.07    $     48.91    $     42.51    $     34.34
                                                           ===========    ===========    ===========    ===========    ===========
Total return ............................................      -21.40%         -7.94%          26.02%         30.34%         26.32%
Ratios/supplemental data:
    Net assets, end of year (in 000s) ...................  $ 1,325,844    $ 1,919,227    $ 2,160,739    $ 1,753,024    $ 1,324,918
    Ratio of expenses to average net assets .............         0.72%          0.65%          0.65%          0.68%          0.71%
    Ratio of net investment income (loss) to average
    net assets ..........................................         0.07%         (0.18)%        (0.07)%         0.21%          0.55%
Portfolio turnover rate .................................          122%           114%           118%           105%            96%

----------------------
* Amount represents less than $0.01 per share.

                                                                      APPENDIX G

        COMPARISON OF DIFFERENCES BETWEEN A MASSACHUSETTS BUSINESS TRUST
                            AND AN OREGON CORPORATION

      As a series of Galaxy, a Massachusetts business trust, the Galaxy Fund is subject to the provisions of Galaxy's Declaration of Trust and Code of Regulations. The provisions of Galaxy's Declaration of Trust and Code of Regulations differ in some respects from the Columbia Fund's Articles of Incorporation and Bylaws and Chapter 60 of the Oregon Revised Statutes ("ORS"), referred to as the Oregon Business Corporations Act ("OBCA"), which governs Oregon corporations.

      The following is a summary of significant differences between (i) the Columbia Fund's Articles of Incorporation and Bylaws and the OBCA and (ii) Galaxy's Declaration of Trust and Code of Regulations and Massachusetts business trust law. For additional information regarding all of the differences, shareholders of the Galaxy Fund should refer directly to such documents, copies of which may be obtained by contacting the Columbia Fund at its address listed on the cover of this Prospectus/Proxy Statement or toll-free at 1-800-547-1707.

      SHAREHOLDER LIABILITY. Under the OBCA, a shareholder of an Oregon corporation who has fully paid the subscription price for his shares generally has no personal liability in excess of his shares. Under Massachusetts law, shareholders of a Massachusetts business trust could, in certain circumstances, be held personally liable for the obligations of the trust. Galaxy's Declaration of Trust, however, disclaims shareholder liability for acts or obligations of Galaxy or the Galaxy Fund and requires that notice of that disclaimer be given in each agreement, undertaking, or obligation entered into or executed by Galaxy, the Galaxy Fund or Galaxy's Trustees. Galaxy's Declaration of Trust provides for indemnification out of the Galaxy Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss from shareholder liability is limited to circumstances in which the Galaxy Fund would be unable to meet its obligations. The likelihood of such a circumstance is considered by the Galaxy Fund's adviser to be remote.

      SHAREHOLDER VOTING RIGHTS, INTERESTS AND MEETINGS. The shareholders of the Galaxy Fund generally have different and somewhat more limited rights to vote and to call shareholder meetings than shareholders of the Columbia Fund.

      The shareholders of both Funds have the right to vote for the election of Trustees/directors. Both Galaxy's Declaration of Trust and the Columbia Fund's Articles of Incorporation and Bylaws give shareholders the right to call a special meeting for the purpose of electing Trustees/directors or for any other purpose (upon the request of the holders of 10% of the outstanding shares of the respective Fund). Directors of the Columbia Fund may only be removed by the shareholders; a Trustee of Galaxy may only be removed by the Trustees of Galaxy.

      In an election of Trustees of Galaxy, the shareholders of all funds that are series of Galaxy vote together for a single Board of Trustees for Galaxy. In an election of directors of the Columbia funds, only shareholders of a particular fund vote for a Board of Directors for that fund because the funds are separate corporations.

      Neither Galaxy nor the Columbia Fund is required to hold annual shareholder meetings for matters such as the election of Trustees or directors, although the requirements of the Investment Company Act of 1940, as amended (the "1940 Act") may effectively require that Galaxy or the Columbia Fund call special shareholder meetings from time to time.

      The shareholders of Galaxy have the right to vote on a somewhat more limited category of amendments to Galaxy's Declaration of Trust than the category of amendments to the Columbia Fund's Articles of Incorporation on which its shareholders have the right to vote. The Trustees may amend Galaxy's Declaration of Trust without shareholder vote to: change Galaxy's name, supply any omission, or cure any ambiguous, defective or inconsistent provision.

      The Trustees may amend Galaxy's Code of Regulations without shareholder consent, but the shareholders may not amend Galaxy's Code of Regulations. The shareholders or board of directors of the Columbia Fund may amend the Fund's Bylaws.

      A termination of Galaxy or any series of Galaxy may be effected by action of the Trustees without shareholder approval. The shareholders of the Columbia Fund have the right to vote on a dissolution of the Fund, with a required vote of two-thirds of the outstanding shares (in addition to the vote of a majority of the outstanding shares).

      The shareholders of the Galaxy Fund have the right to vote on a merger, consolidation or share exchange involving the Galaxy Fund to the extent required under the 1940 Act, with a required vote of a majority of the outstanding shares. The shareholders of the Columbia Fund have the right to vote on a merger, consolidation, share exchange or sale of all or substantially all assets, with a required vote of a majority of the outstanding shares.

      The shareholders of the Galaxy Fund do not have dissenters' rights for these types of extraordinary transactions. The OBCA provides that the shareholders of the Columbia Fund have dissenters' rights for these types of extraordinary transactions, although such dissenters' rights may be preempted by the 1940 Act.

      The shareholders of the Galaxy Fund may vote together with shareholders of other series of Galaxy on certain matters because of the single trust structure, whereas the shareholders of the Columbia Fund vote separately from the shareholders of the other Columbia funds because the funds are separate corporations. Although any such combined voting would be subject to requirements of the 1940 Act as to separate series or class voting rights, the shareholders of Galaxy would still vote together on matters such as the election of trustees or ratification of auditors.

      Galaxy's Declaration of Trust provides that a majority consent is required for a shareholder action taken without a meeting. The Columbia Fund's Bylaws provide that unanimous consent is required for a shareholder action taken without a meeting.

      Galaxy's Declaration of Trust provides that a quorum for a shareholder meeting is a majority of the shares of each class outstanding and entitled to vote at the meeting. The Columbia Fund's Bylaws provide that a quorum for a shareholder meeting is a majority of the shares entitled to vote at the meeting. Shareholders of both the Galaxy Fund and the Columbia Fund must receive at least ten days' notice of a shareholder meeting.

      A shareholder of the Galaxy Fund may put a voting proxy in place for a duration of up to six months, compared with eleven months for shareholders of the Columbia Fund.

      The Columbia Fund must make available a list of all shareholders two days before any shareholder meeting. No such requirement is applicable to the Galaxy Fund.

      Galaxy's Declaration of Trust specifically disclaims any shareholder right to partition of the assets of the Galaxy Fund. No such disclaimer is present in the Columbia Fund's Articles of Incorporation, although Oregon law limits shareholder rights in dissolution of the Columbia Fund.

DIRECTOR/TRUSTEE VOTING RIGHTS, POWERS AND MEETINGS.

      The required quorum for a meeting of the directors of the Columbia Fund is a majority of the directors. Similarly, the quorum for a meeting of the Trustees of Galaxy is a majority of the trustees.

      The net asset value ("NAV") of a fund is determined on a daily basis using a method chosen by the directors or Trustees. Galaxy's Declaration of Trust does not offer the Trustees of Galaxy any guidance in valuing assets held by Galaxy in establishing NAV calculation methods. Directors of the Columbia Fund have no specific guidance under the Articles of Incorporation or Bylaws.

      Director vacancies for the Columbia Fund are filled by action of either the shareholders, board of directors, or the remaining directors. A Trustee vacancy for Galaxy may be filled by action of the current Trustees or by shareholders. Boards of directors or trustees form committees of subgroups of their number to perform certain tasks. Such a committee formed by the directors of the Columbia Fund may not take certain actions including: authorizing distributions; approving or proposing to the shareholders any actions which require shareholder approval; filling vacancies on the board or any committees; amending the Fund's Articles of Incorporation, to the extent directors may do so without shareholder consent; adopting, amending or repealing the Fund's Bylaws; approving a plan of merger not requiring shareholder approval; authorizing or approving reacquisition of shares unless within limits prescribed by the board; generally authorizing or approving the issuance or sale of shares; or determining the designation, rights, preferences, or limitations of any class or series of shares. Trustee committees for Galaxy are not so limited.

      Directors of the Columbia Fund may cause the Fund to make loans to, or guarantees for, directors. In order for directors of the Columbia Fund to take such action, (i) it must be approved by a majority of outstanding shares, or
(ii) the board must determine that the loan or guarantee benefits the corporation and must approve the specific loan or guarantee or a general plan authorizing such items. Trustees of Galaxy are not explicitly authorized to cause a fund to make loans to, or guarantees for, Trustees.

      DIVIDENDS. The OBCA imposes certain limitations on distributions in circumstances where the corporation would be unable to pay its debts as they become due in the ordinary course of business, or its total assets would be less than its total liabilities and certain other obligations. No similar limitations are contained in Galaxy's Declaration of Trust.

      DIRECTOR AND TRUSTEE LIABILITY AND INDEMNIFICATION. Under the OBCA and the Columbia Fund's Articles of Incorporation, the directors of the Columbia Fund are not personally liable for monetary damages for their conduct as directors, but are personally liable for: acts in breach of the director's duty of loyalty to the corporation or its shareholders; acts or omissions not in good faith with the care an ordinarily prudent person in a like position would exercise under similar circumstances, and in a manner the director reasonably believes to be in the best interests of the corporation; acts which involve intentional misconduct or knowing violation of the law; an unlawful distribution to shareholders; and transactions from which the director derived an improper personal benefit. Under Galaxy's Declaration of Trust, the Trustees are liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct as Trustee. Oregon law provides for mandatory indemnification of a corporation's directors against reasonable expenses incurred in connection with a proceeding or claim with respect to which the director is successful in defending. This mandatory indemnification also extends to officers unless a fund's articles of incorporation provide otherwise. In addition, the OBCA permits the Columbia Fund to include a provision in its Articles of Incorporation providing that it will indemnify an individual made party to a proceeding because the individual is or was an officer or director against liability incurred in the proceeding. The Columbia Fund now provides for indemnification of officers and directors for any liability (including obligations to pay a judgment, settlement, penalty, fine and expenses of counsel) incurred in a proceeding providing such persons

-     acted in good faith,

- reasonably believed that their conduct was in the best interests of the corporation or at least not opposed to its interests; and

- in a criminal proceeding, had no reasonable cause to believe his or her conduct was unlawful.

No indemnification may be granted if such person is adjudged liable (1) to the Fund in connection with a proceeding by or in right of the Fund or (ii) on the basis that personal benefit was improperly received. In addition, the Fund will reimburse the expenses of an officer or director (or the Fund will pay the expenses) in advance of the final disposition of any proceeding if the person receiving the advance furnishes to the Fund (x) written affirmation of his or her good faith belief that he or she has met with prescribed standard of conduct and (y) a written undertaking to repay the advance if it is determined that the person did not meet the standard of conduct. Pursuant to Galaxy's Declaration of Trust, Galaxy will indemnify each of its trustees, representatives and employees against all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees, reasonably incurred by such person while in office or thereafter, by reason of the indemnified person's service as a trustee, representative or employee except with respect to any matter as to which such person shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. Expenses may be paid from time to time by Galaxy in advance of the final disposition of any such proceeding if Galaxy receives a written undertaking by the indemnified person to reimburse Galaxy in the event it is subsequently determined that the indemnified person is not entitled to such indemnification.

                           COLUMBIA GROWTH FUND, INC.
                              1301 SW FIFTH AVENUE
                             PORTLAND, OREGON 97201
                                 1-800-547-1707

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August __, 2002


           This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Galaxy Large Cap Growth Fund (the "Galaxy Fund"), a series of The Galaxy Fund, by the Columbia Growth Fund, Inc. (the "Columbia Fund").

           This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated August __, 2002 (the "Prospectus/Proxy Statement") of the Columbia Fund which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Galaxy Fund in exchange for shares of the Columbia Fund and the assumption of all the liabilities of the Galaxy Fund. The Galaxy Fund would distribute the Columbia Fund shares it receives to its shareholders in complete liquidation of the Galaxy Fund.

           This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to or calling your Fund at the relevant address or telephone number set forth above.

           Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

                                Table of Contents


I.   Additional Information abut the Columbia Fund and the Galaxy Fund......   2

II.  Financial Statements...................................................   2

I.  Additional Information about the Columbia Fund and the Galaxy Fund.

           Further information about shares of the Columbia Fund is contained in and incorporated herein by reference to the Statement of Additional Information for such Fund dated February 25, 2002, as supplemented.

           Further information about Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Fund is contained in and incorporated herein by reference to the Statement of Additional Information for such Fund dated February 28, 2002.

II.  Financial Statements.

           This SAI is accompanied by the Annual Report for the year ended December 31, 2001 for the Columbia Fund, which report contains historical financial information regarding such Fund. Such report has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

           The audited financial statements and related Report of Independent Auditors for the year ended October 31, 2001, as supplemented, and the unaudited financial statements for the semi-annual period ended April 30, 2002 for the Galaxy Fund are incorporated herein by reference. No other parts of the Annual Report or Semi-Annual Report are incorporated herein by reference.

                                   GALAXY FUND
                                       AND
                                  COLUMBIA FUND

                    PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (UNAUDITED)

           The accompanying unaudited pro forma combining investment portfolio and statement of assets and liabilities assumes that the exchange described in the next paragraph occurred as of January 1, 2002 and the unaudited pro forma combining statement of operations for the twelve months ended December 31, 2001 presents the results of operations of the Columbia Fund as if the combination with the Galaxy Fund had been consummated at January 1, 2002. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at January 1, 2002. These historical statements have been derived from the Columbia Fund and the Galaxy Fund's books and records utilized in calculating daily net asset value at December 31, 2001, and for the twelve month period then ended.

           The pro forma statements give effect to the proposed transfer of all of the assets of the Galaxy Fund to the Columbia Fund in exchange for the assumption by the Columbia Fund of all of the liabilities of the Galaxy Fund and for a number of the Columbia Fund's shares equal in value to the value of the net assets of the Galaxy Fund transferred to the Columbia Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Columbia Fund for pre-combination periods will not be restated. The pro forma statement of operations does not reflect the expenses of either fund in carrying out its obligations under the Agreement and Plan of Reorganization.

           The unaudited pro forma combining statements should be read in conjunction with the separate financial statements of the Columbia Fund and the Galaxy Fund incorporated by reference in this SAI.

 PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
 DECEMBER 31, 2001 (UNAUDITED)

                GALAXY
COLUMBIA       LARGE CAP                                                                                    GALAXY
 GROWTH         GROWTH                                                                     COLUMBIA        LARGE CAP
  FUND           FUND                                                                       GROWTH          GROWTH
SHARES OR      SHARES OR       PRO FORMA                                                     FUND            FUND       PRO FORMA
  PAR            PAR           COMBINED                                                     VALUE            VALUE      COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
                                         COMMON STOCKS - 95.4%
                                         CONSTRUCTION - 0.4%
                                         BUILDING MATERIALS - 0.4%
  141,500             -        141,500   Vulcan Materials Co.                             $ 6,783,510            $ -   $ 6,783,510
                                                                                        -------------------------------------------

                                         HEAVY CONSTRUCTION - NON-BUILDING
                                         CONSTRUCTION - 0.0%
        -         5,000          5,000   Calpine Corp.                                              -         83,950        83,950
                                                                                        -------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                         CONSUMER DISCRETIONARY - 1.7%
                                         EDUCATION - 0.2%
        -        65,000         65,000   Apollo Group, Inc., Class A                                -      2,925,650     2,925,650
                                                                                        -------------------------------------------

                                         MOTORCYCLE MANUFACTURERS - 0.2%
        -        50,000         50,000   Harley Davidson, Inc.                                      -      2,715,500     2,715,500
                                                                                        -------------------------------------------

                                         PERSONAL PRODUCTS - 1.3%
  595,400             -        595,400   Gillette Co.                                      19,886,360              -    19,886,360
                                                                                        -------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                         FINANCE, INSURANCE & REAL ESTATE - 10.0%
                                         DEPOSITORY INSTITUTIONS - 0.8%
  166,500             -        166,500   Bank of New York Co., Inc.                         6,793,200              -     6,793,200
        -       159,000        159,000   Mellon Financial Corp.                                     -      5,981,580     5,981,580
                                                                                        -------------------------------------------
                                                                                            6,793,200      5,981,580    12,774,780
                                                                                        -------------------------------------------

                                         INSURANCE CARRIERS - 4.7%
  371,994       118,405        490,399   American International Group, Inc.                29,536,324      9,401,357    38,937,681
  477,500       166,666        644,166   Citigroup, Inc.                                   24,104,200      8,413,300    32,517,500
                                                                                        -------------------------------------------
                                                                                           53,640,524     17,814,657    71,455,181
                                                                                        -------------------------------------------

                                         NON-DEPOSITORY CREDIT INSTITUTIONS - 3.3%
  305,200         1,000        306,200   Capital One Financial Corp.                       16,465,540         53,950    16,519,490
  142,000             -        142,000   Fannie Mae                                        11,289,000              -    11,289,000
  128,700       134,083        262,783   Freddie Mac                                        8,416,980      8,769,028    17,186,008
        -       132,000        132,000   MBNA Corp.                                                 -      4,646,400     4,646,400
                                                                                        -------------------------------------------
                                                                                           36,171,520     13,469,378    49,640,898
                                                                                        -------------------------------------------

                                         SECURITY BROKERS & DEALERS - 1.2%
  140,800             -        140,800   Goldman Sachs Group, Inc.                         13,059,200              -    13,059,200
        -        97,000         97,000   Morgan Stanley Dean Witter & Co.                           -      5,426,180     5,426,180
                                                                                        -------------------------------------------
                                                                                           13,059,200      5,426,180    18,485,380
                                                                                        -------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                         MANUFACTURING - 38.1%
                                         CHEMICALS & BIOTECHNOLOGY PRODUCTS - 16.9%
  459,700             -        459,700   Abbott Laboratories                               25,628,275              -    25,628,275
        -         1,000          1,000   Amgen, Inc.                                                -         56,440        56,440
   79,700             -         79,700   Allergan, Inc.                                     5,981,485              -     5,981,485
  598,100             -        598,100   Baxter International, Inc.                        32,076,103              -    32,076,103
   61,350             -         61,350   Biogen, Inc.                                       3,518,423              -     3,518,423
  769,345         1,000        770,345   Bristol-Myers Squibb Co.                          39,236,595         51,000    39,287,595
  132,600             -        132,600   Cardinal Health, Inc.                              8,573,916              -     8,573,916
  107,900             -        107,900   Cephalon, Inc.                                     8,155,621                    8,155,621
        -         1,000          1,000   Elan Corp. PLC, ADR                                        -         45,060        45,060
  125,700             -        125,700   Genentech, Inc.                                    6,819,225              -     6,819,225
  196,000             -        196,000   Lilly, Eli & Co.                                  15,393,840              -    15,393,840
  170,200             -        170,200   MedImmune, Inc.                                    7,888,770              -     7,888,770
   96,400        80,000        176,400   Merck & Co., Inc.                                  5,668,320      4,704,000    10,372,320
1,473,575       172,500      1,646,075   Pfizer, Inc.                                      58,721,964      6,874,125    65,596,089
  533,850       135,000        668,850   Pharmacia Corp.                                   22,768,702      5,757,750    28,526,452
                                                                                        -------------------------------------------
                                                                                          240,431,239     17,488,375   257,919,614
                                                                                        -------------------------------------------

                                         ELECTRONIC COMPONENTS - 7.4%
  408,400             -        408,400   Celestica, Inc.                                   16,495,276              -    16,495,276
1,003,000             -      1,003,000   Flextronics International Ltd.                    24,061,970              -    24,061,970
1,580,450       156,000      1,736,450   Intel Corp.                                       49,705,152      4,906,200    54,611,352
        -        80,000         80,000   Sanmina-SCI Corp.                                          -      1,592,000     1,592,000
  287,300             -        287,300   Solectron Corp.                                    3,240,744              -     3,240,744
  306,400       177,000        483,400   Texas Instruments, Inc.                            8,579,200      4,956,000    13,535,200
                                                                                        -------------------------------------------
                                                                                          102,082,342     11,454,200   113,536,542
                                                                                        -------------------------------------------

                                         FOOD & KINDRED PRODUCTS - 1.5%
  247,500             -        247,500   Kraft Foods, Inc., Class A                         8,422,425              -     8,422,425
  200,000             -        200,000   Philip Morris Companies, Inc.                      9,170,000              -     9,170,000

 PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
 DECEMBER 31, 2001 (UNAUDITED)

                GALAXY
COLUMBIA       LARGE CAP                                                                                    GALAXY
 GROWTH         GROWTH                                                                     COLUMBIA        LARGE CAP
  FUND           FUND                                                                       GROWTH          GROWTH
SHARES OR      SHARES OR       PRO FORMA                                                     FUND            FUND       PRO FORMA
  PAR            PAR           COMBINED                                                     VALUE            VALUE      COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
  223,300             -        223,300   SYSCO Corp.                                        5,854,926              -     5,854,926
                                                                                        -------------------------------------------
                                                                                           23,447,351              -    23,447,351
                                                                                        -------------------------------------------

                                         MACHINERY & COMPUTER EQUIPMENT - 4.7%
  245,300             -        245,300   Applied Materials, Inc.                            9,836,530              -     9,836,530
1,611,900       230,000      1,841,900   Cisco Systems, Inc.                               29,191,509      4,165,300    33,356,809
  604,900             -        604,900   Dell Computer Corp.                               16,441,182              -    16,441,182
   80,100             -         80,100   KLA-Tencor Corp.                                   3,969,756              -     3,969,756
  190,200             -        190,200   Novellus Systems, Inc.                             7,503,390              -     7,503,390
                                                                                        -------------------------------------------
                                                                                           66,942,367      4,165,300    71,107,667
                                                                                        -------------------------------------------

                                         MEASURING & ANALYZING INSTRUMENTS - 0.6%
  238,900             -        238,900   Waters Corp.                                       9,257,375              -     9,257,375
                                                                                        -------------------------------------------

                                         MISCELLANEOUS MANUFACTURING - 6.1%
  326,000             -        326,000   Hasbro, Inc.                                       5,290,980              -     5,290,980
  109,100             -        109,100   Minnesota Mining & Manufacturing Co.              12,896,711              -    12,896,711
1,056,400       210,000      1,266,400   Tyco International Ltd.                           62,221,960     12,369,000    74,590,960
                                                                                        -------------------------------------------
                                                                                           80,409,651     12,369,000    92,778,651
                                                                                        -------------------------------------------

                                         PETROLEUM REFINING - 0.4%
  113,200             -        113,200   Anadarko Petroleum Corp.                           6,435,420              -     6,435,420
                                                                                        -------------------------------------------

                                         RUBBER & PLASTIC - 0.5%
        -       107,682        107,682   Illinois Tool Works, Inc.                                  -      7,292,225     7,292,225
                                                                                        -------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                         MEDIA - 5.6%
                                         BROADCASTING & CABLE - 4.3%
  343,600             -        343,600   Adelphia Communications Corp.                     10,713,448              -    10,713,448
  300,631             -        300,631   Clear Channel Communications, Inc.                15,305,124              -    15,305,124
  197,300             -        197,300   Comcast Corp, Class A                              7,102,800              -     7,102,800
  334,300             -        334,300   Gemstar-TV Guide International, Inc.               9,260,110              -     9,260,110
1,114,375             -      1,114,375   Liberty Media Corp., Class A                      15,601,250              -    15,601,250
  206,700             -        206,700   Univision Communications, Inc., Class A            8,363,082              -     8,363,082
                                                                                        -------------------------------------------
                                                                                           66,345,814              -    66,345,814
                                                                                        -------------------------------------------

                                         MULTIMEDIA - 1.3%
  441,300             -        441,300   Viacom, Inc., Class B                             19,483,395              -    19,483,395
                                                                                        -------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                         MINING & ENERGY - 1.3%
                                         OIL & GAS EXTRACTION - 0.7%
  140,150             -        140,150   Nabors Industries, Inc.                            4,811,350              -     4,811,350
  192,250             -        192,250   Noble Drilling Corp.                               6,544,190              -     6,544,190
                                                                                        -------------------------------------------
                                                                                           11,355,540              -    11,355,540
                                                                                        -------------------------------------------

                                         OIL & GAS FIELD SERVICES - 0.6%
  275,700             -        275,700   BJ Services Co.                                    8,946,465              -     8,946,465
                                                                                        -------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         RETAIL TRADE - 9.9%
                                         APPAREL & ACCESSORY STORES - 0.7%
   72,519        80,000        152,519   Kohl's Corp.                                       5,108,238      5,635,200    10,743,438
                                                                                        -------------------------------------------

                                         BUILDING, HARDWARE & GARDEN SUPPLY - 3.3%
  527,950       130,000        657,950   Home Depot, Inc.                                  26,930,730      6,631,300    33,562,030
  380,400             -        380,400   Lowe's Companies, Inc.                            17,654,364              -    17,654,364
                                                                                        -------------------------------------------
                                                                                           44,585,094      6,631,300    51,216,394
                                                                                        -------------------------------------------

                                         FOOD STORES - 0.3%
  225,500             -        225,500   Kroger Co.                                         4,706,185              -     4,706,185
                                                                                        -------------------------------------------

                                         GENERAL MERCHANDISE STORES - 5.3%
  301,250             -        301,250   Costco Wholesale Corp.                            13,369,475              -    13,369,475
        -       128,000        128,000   CVS Corp.                                                  -      3,788,800     3,788,800
        -       120,000        120,000   Dollar Tree Stores, Inc.                                   -      3,709,200     3,709,200
        -       275,000        275,000   Staples, Inc.                                              -      5,142,500     5,142,500
  237,800             -        237,800   Target Corp.                                       9,761,690              -     9,761,690
  262,400             -        262,400   Walgreen Co.                                       8,832,384              -     8,832,384
  623,700             -        623,700   Wal-Mart Stores, Inc.                             35,893,935              -    35,893,935
                                                                                        -------------------------------------------
                                                                                           67,857,484     12,640,500    80,497,984
                                                                                        -------------------------------------------

                                         HOME FURNISHINGS & EQUIPMENT - 0.3%
                116,000        116,000   Bed, Bath & Beyond, Inc.                                   -      3,932,400     3,932,400

PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
December 31, 2001 (Unaudited)

                  GALAXY
 COLUMBIA        LARGE CAP                                                                               GALAXY
  GROWTH          GROWTH                                                                   COLUMBIA     LARGE CAP
   FUND            FUND                                                                     GROWTH       GROWTH
SHARES OR        SHARES OR   PRO FORMA                                                       FUND         FUND           PRO FORMA
   PAR             PAR        COMBINED                                                      VALUE         VALUE          COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                      1,000        1,000  Best Buy Co., Inc.                                       --        74,480          74,480
                                                                                       ---------------------------------------------
                                                                                                   --     4,006,880       4,006,880
                                                                                       ---------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                          SERVICES - 17.2%

                                          BUSINESS SERVICES - 2.9%

      509,675            --      509,675  Accenture Ltd., Class A                          13,720,451            --      13,720,451
           --       245,000      245,000  BEA Systems, Inc.                                        --     3,773,000       3,773,000
      154,400            --      154,400  Lexmark International, Inc.                       9,109,600            --       9,109,600
           --        20,000       20,000  Omnicom Group, Inc.                                      --     1,787,000       1,787,000
           --        60,000       60,000  Paychex, Inc.                                            --     2,091,000       2,091,000
    1,141,900            --    1,141,900  Sun Microsystems, Inc.                           14,091,046            --      14,091,046
                                                                                       ---------------------------------------------
                                                                                           36,921,097     7,651,000      44,572,097
                                                                                       ---------------------------------------------

                                          COMPUTER RELATED SERVICES - 4.7%

      298,700            --      298,700  Amdocs Ltd.                                      10,146,839            --      10,146,839
           --       160,000      160,000  Automatic Data Processing, Inc.                          --     9,424,000       9,424,000
      255,600            --      255,600  Concord EFS, Inc.                                 8,378,568            --       8,378,568
           --        25,000       25,000  EMC Corp.                                                --       336,000         336,000
      270,150            --      270,150  International Business Machines Corp.            32,677,344            --      32,677,344
      250,200       126,500      376,700  Siebel Systems, Inc.                              7,000,596     3,539,470      10,540,066
                                                                                       ---------------------------------------------
                                                                                           58,203,347    13,299,470      71,502,817
                                                                                       ---------------------------------------------

                                          COMPUTER SOFTWARE - 7.2%

           --         7,000        7,000  Adobe Systems, Inc.                                      --       217,350         217,350
           --        95,000       95,000  Check Point Software Technologies Ltd.                   --     3,789,550       3,789,550
      265,900            --      265,900  Electronic Arts, Inc.                            15,940,705            --      15,940,705
    1,000,300         8,000    1,008,300  Microsoft Corp.                                  66,289,881       530,000      66,819,881
    1,083,800            --    1,083,800  Oracle Corp.                                     14,967,278            --      14,967,278
      136,800        65,595      202,395  VERITAS Software Corp.                            6,131,376     2,940,624       9,072,000
                                                                                       ---------------------------------------------
                                                                                          103,329,240     7,477,524     110,806,764
                                                                                       ---------------------------------------------

                                          DIVERSIFIED SERVICES - 0.5%

      395,000            --      395,000  Cendant Corp.                                     7,745,950            --       7,745,950
                                                                                       ---------------------------------------------

                                          HEALTH SERVICES - 1.9%

       77,000            --       77,000  Guidant Corp.                                     3,834,600            --       3,834,600
      214,700        10,000      224,700  Johnson & Johnson                                12,688,770       591,000      13,279,770
      316,100            --      316,100  McKesson Corp.                                   11,822,140            --      11,822,140
                                                                                       ---------------------------------------------
                                                                                           28,345,510       591,000      28,936,510
                                                                                       ---------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                          TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
                                             GAS & SANITARY SERVICES - 11.2%

                                          ELECTRIC SERVICES - 4.6%

           --         1,000        1,000  Aes Corp.                                                --        16,350          16,350
           --       140,000      140,000  American Power Conversion Corp.                          --     2,024,400       2,024,400
    1,504,300       191,000    1,695,300  General Electric Co.                             60,292,344     7,655,280      67,947,624
                                                                                       ---------------------------------------------
                                                                                           60,292,344     9,696,030      69,988,374
                                                                                       ---------------------------------------------

                                          SEMICONDUCTORS - 2.6%

    2,038,600            --    2,038,600  Agerer Systems, Inc., Class A                    11,599,634            --      11,599,634
      109,000            --      109,000  Altera Corp.                                      2,312,980            --       2,312,980
      233,800            --      233,800  Applied Micro Circuits Corp.                      2,646,616            --       2,646,616
      124,000            --      124,000  Micron Technology, Inc.                           3,844,000            --       3,844,000
      383,550            --      383,550  National Semiconductor Corp.                     11,809,505            --      11,809,505
           --       200,000      200,000  Xilinx, Inc.                                             --     7,810,000       7,810,000
                                                                                       ---------------------------------------------
                                                                                           32,212,735     7,810,000      40,022,735
                                                                                       ---------------------------------------------

                                          TELECOMMUNICATIONS - 4.0%

      672,995        60,000      732,995  AOL Time Warner, Inc.                            21,603,139     1,926,000      23,529,139
           --        36,000       36,000  Comverse Technology, Inc.                                --       805,320         805,320
    2,725,000            --    2,725,000  Lucent Technologies, Inc.                        17,140,250            --      17,140,250
      152,800       300,000      452,800  Nokia Oyj, ADR                                    3,748,184     7,359,000      11,107,184
      168,600            --      168,600  QUALCOMM, Inc.                                    8,514,300            --       8,514,300
                                                                                       ---------------------------------------------
                                                                                           51,005,873    10,090,320      61,096,193
                                                                                       ---------------------------------------------

                                          Total Common Stocks                           1,271,784,370   186,715,219   1,458,499,589
                                                                                       ---------------------------------------------

                                          WARRANT - 0.1%

------------------------------------------------------------------------------------------------------------------------------------
                                          TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
                                             GAS & SANITARY SERVICES - 0.1%

                                          SEMICONDUCTORS - 0.1%

    1,000,000            --    1,000,000  Merrill-CW02 Taiwan Semiconductor (08/23/02)      2,504,000            --       2,504,000
                                                                                       ---------------------------------------------

PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
December 31, 2001 (Unaudited)

                  GALAXY
 COLUMBIA        LARGE CAP                                                                               GALAXY
  GROWTH          GROWTH                                                                   COLUMBIA     LARGE CAP
   FUND            FUND                                                                     GROWTH       GROWTH
SHARES OR        SHARES OR   PRO FORMA                                                       FUND         FUND           PRO FORMA
   PAR             PAR        COMBINED                                                      VALUE         VALUE          COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                          SHORT-TERM OBLIGATIONS - 5.1%
------------------------------------------------------------------------------------------------------------------------------------
                                          REPURCHASE AGREEMENTS - 5.1%
                                          Goldman Sachs, dated 12/31/01, due 01/02/02
$          --  $ 16,849,000  $16,849,000    at 1.750%                                              --    16,849,000      16,849,000
                                          J.P. Morgan Securities, Inc., dated 12/31/01,
   61,027,802            --   61,027,802    due 01/02/02 at 1.780%                         61,027,802            --      61,027,802
                                                                                       ---------------------------------------------

                                          Total Short-Term Obligations                     61,027,802    16,849,000      77,876,802
                                                                                       ---------------------------------------------

                                          TOTAL INVESTMENTS - 100.6%                    1,335,316,172   203,564,219   1,538,880,391
                                                                                       ---------------------------------------------

                                          OTHER ASSETS & LIABILITIES, NET - (0.6%)         (9,471,775)      (26,771)     (9,498,546)
                                                                                       ---------------------------------------------

                                          NET ASSETS - 100.0%                          $1,325,844,397  $203,537,448  $1,529,381,845
                                                                                       =============================================


Percentages are based on Net Assets of the Pro Forma Combined.


           ACRONYM                             NAME
       ---------------      -------------------------------------------
             ADR                    American Depositary Receipt

            PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         GALAXY
                                                          COLUMBIA      LARGE CAP
                                                           GROWTH        GROWTH              PRO FORMA            PRO FORMA
                                                            FUND          FUND              ADJUSTMENTS            COMBINED
                                                    ----------------  --------------      ---------------      ----------------
ASSETS

Investments, at cost                                $ 1,095,359,502   $ 179,034,531                            $ 1,274,394,033
                                                    ----------------  --------------                           ----------------
Investments, at value                               $ 1,335,316,172   $ 203,564,219                            $ 1,538,880,391
Cash                                                             --             141                                        141
Receivable for:
   Investments sold                                       7,057,103              --                                  7,057,103
   Fund shares sold                                         698,018           8,360                                    706,378
   Dividends                                                873,208         123,063                                    996,271
   Interest                                                  72,255             819                                     73,074
Expense reimbursement                                            --          15,245                                     15,245
Other assets                                                     --         122,286                                    122,286
                                                    ----------------  --------------                           ----------------
     Total Assets                                     1,344,016,756     203,834,133                              1,547,850,889
                                                    ----------------  --------------                           ----------------

LIABILITIES
Payable for:

   Investments purchased                                  5,329,458              --                                  5,329,458
   Fund shares repurchased                               11,864,476           4,611                                 11,869,087
   Management fee                                           647,397         253,950                                    901,347
   Shareholder servicing fees and 12b-1 fees                     --          21,945                                     21,945
   Tranfer agent fee                                         90,692          15,108                                    105,800
Other liabilities                                           240,336           1,071                                    241,407
                                                    ----------------  --------------                           ----------------
     Total Liablities                                    18,172,359         296,685                                 18,469,044
                                                    ----------------  --------------                           ----------------
NET ASSETS                                          $ 1,325,844,397   $ 203,537,448                             $1,529,381,845
                                                    ================  ==============                           ================

Paid in capital                                     $ 1,286,738,635   $ 234,484,476                            $ 1,521,223,111
Accumulated net investment loss                                  --        (703,164)                                  (703,164)
Accumulated net realized loss on investments           (200,850,908)    (54,773,552)                              (255,624,460)
Net unrealized appreciation/depreciation on
   investments                                          239,956,670      24,529,688                                264,486,358
                                                    ----------------  --------------                           ----------------
NET ASSETS                                          $ 1,325,844,397   $ 203,537,448                             $1,529,381,845
                                                    ================  ==============                           ================

Net assets - Retail A Shares                        $            --     $ 5,090,134           (5,090,134)      $            --
                                                    ================  ==============                           ================
Shares outstanding - Retail A Shares                             --         608,294             (608,294)                   --
                                                    ================  ==============                           ================
Net asset value and redemption
   price per share - Retail A Shares                $            --          $ 8.37                            $            --
                                                    ================  ==============                           ================
Maximum offering price per share - Retail A Shares
   (Net asset value/0.9425)                         $            --          $ 8.88                            $            --
                                                    ================  ==============                           ================

Net assets - Class T                                $            --   $          --            5,090,134  {a}      $ 5,090,134
                                                    ================  ==============                           ================
Shares outstanding - Class T                                     --              --              162,365  {a}          162,365
                                                    ================  ==============                           ================
Net asset value and redemption
   price per share - Class T                        $            --   $          --                                    $ 31.35
                                                    ================  ==============                           ================
Maximum offering price per share - Class T
   (Net asset value/0.9425)                         $            --   $          --                                    $ 33.26
                                                    ================  ==============                           ================

Net assets - Retail B Shares                        $            --    $ 26,099,824          (26,099,824)      $            --
                                                    ================  ==============                           ================
Shares outstanding - Retail B Shares                             --       3,240,856           (3,240,856)                   --
                                                    ================  ==============                           ================
Net asset value and offering
   price per share - Retail B Shares                $            --          $ 8.05  (a)                               $ 31.35
                                                    ================  ==============                           ================

Net assets - Class G                                $            --   $          --           26,099,824  {a}     $ 26,099,824
                                                    ================  ==============                           ================
Shares outstanding - Class G                                     --              --              832,530  {a}          832,530
                                                    ================  ==============                           ================
Net asset value and offering
   price per share - Class G                        $            --   $          --  (a)                               $ 31.35
                                                    ================  ==============                           ================

Net assets - Class S                                $ 1,325,844,397   $          --       (1,325,844,397)      $            --
                                                    ================  ==============                           ================
Shares outstanding - Class S                             42,294,252              --          (42,294,252)                   --
                                                    ================  ==============                           ================
Net asset value, offering and redemption
   price per share - Class S                                $ 31.35   $          --                            $            --
                                                    ================  ==============                           ================

Net assets - Trust Shares                           $            --   $ 172,347,490         (172,347,490)      $            --
                                                    ================  ==============                           ================
Shares outstanding - Trust Shares                                --      20,164,347          (20,164,347)                   --
                                                    ================  ==============                           ================
Net asset value, offering and redemption
   price per share - Trust Shares                   $            --          $ 8.55                            $            --
                                                    ================  ==============                           ================

Net assets - Class Z                                $            --   $          --        1,498,191,887  {a}   $1,498,191,887
                                                    ================  ==============                           ================
Shares outstanding - Class Z                                     --              --           47,791,780  {a}       47,791,780
                                                    ================  ==============                           ================
Net asset value, offering and redemption
   price per share - Class Z                        $            --   $          --                                    $ 31.35
                                                    ================  ==============                           ================


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

{a} New class shares of the surviving fund transferred at NAV of surviving fund.

                  PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          GALAXY
                                                         COLUMBIA       LARGE CAP
                                                          GROWTH          GROWTH       PRO FORMA           PRO FORMA
                                                           FUND            FUND       ADJUSTMENTS           COMBINED
                                                     ---------------  --------------  ------------      ---------------
INVESTMENT INCOME

Dividends                                            $    8,368,854   $   1,702,345                     $   10,071,199
Interest                                                  1,420,609         284,414                          1,705,023
                                                     ---------------  --------------                    ---------------
   Total Investment Income                                9,789,463       1,986,759                         11,776,222

EXPENSES

Management fee                                            8,377,937       1,810,755      (604,765) {a}       9,583,927
Administration fee                                               --         377,487      (377,487) {a}              --
Shareholder servicing and 12b-1 fees                             --         330,208       (11,560) {b}         318,648
Fund accounting fee                                          37,920          20,229        91,851  {c}         150,000
Transfer agent fee                                        2,030,214         198,543       431,040  {d}       2,659,797
Directors'/Trustees' fee                                     14,612           3,378        (2,990) {e}          15,000
Custody fee                                                 100,671          43,921            --              144,592
Other expenses                                              261,780         113,258      (102,790) {f}         272,248
                                                     ---------------  --------------                    ---------------
   Total Expenses                                        10,823,134       2,897,779                         13,144,212
Fees and expenses waived or borne by Advisor
  and Administrator                                              --        (225,543)      225,543  {a}              --
Fees paid indirectly                                        (27,175)             --                            (27,175)
                                                     ---------------  --------------                    ---------------
   Net Expenses                                          10,795,959       2,672,236                         13,117,037
                                                     ---------------  --------------                    ---------------
   Net Investment Loss                                   (1,006,496)       (685,477)                        (1,340,815)
                                                     ---------------  --------------                    ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS

Net realized loss on investments                       (197,532,848)    (11,868,485)                      (209,401,333)
Net change in unrealized appreciation/depreciation
   on investments                                      (197,525,517)    (62,709,312)                      (260,234,829)
                                                     ---------------  --------------                    ---------------
   Net Loss                                            (395,058,365)    (74,577,797)                      (469,636,162)
                                                     ---------------  --------------                    ---------------
Decrease in Net Assets from Operations               $ (396,064,861)  $ (75,263,274)                    $ (470,976,977)
                                                     ===============  ==============                    ===============


{a}  Based on the contract in effect for the surviving fund.

{b} Based on the Liberty fee structure for service fees and a grandfathered rate for the distribution fee.

{c}  Based on the SSB fee structure.

{d}  Based on the Liberty fee structure.

{e}  Based on the new Liberty funds structure assuming all mergers occur.

{f}  Due to economies of scale achieved by merging the funds.

                           COLUMBIA GROWTH FUND, INC.

                                    FORM N-14

PART C.    OTHER INFORMATION

Item 15.   Indemnification

           Oregon law and the articles of incorporation and bylaws of the Registrant provide that any director or officer of the Registrant may be indemnified by the Registrant against all expenses incurred by him in connection with any claim, action, suit or proceeding, civil or criminal, by reason of his being an officer, director, employee or agent of the Registrant to the fullest extent not prohibited by the Oregon Business Corporation Act and the Investment Company Act of 1940 and related regulations and interpretations of the Securities and Exchange Commission.

           Insofar as reimbursement or indemnification for expenses incurred by a director or officer in legal proceedings arising under the Securities Act of 1933 may be permitted by the above provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such reimbursement or indemnification is against public policy as expressed in the Act and therefore unenforceable. In the event that any claim for indemnification under the above provisions is asserted by an officer or director in connection with the securities being registered, the Registrant, unless in the opinion of its counsel the matter has already been settled by controlling precedent, will (except insofar as such claim seeks reimbursement of expenses paid or incurred by an officer or director in the successful defense of any such action, suit, or proceeding or claim, issue, or matter therein) submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

           The Registrant's directors and officers are also named insureds under an insurance policy issued by ICI Mutual Insurance Company.

Item 16.   Exhibits

              (1)                   Registrant's Articles of Incorporation.(1)

              (2)                   Restated Bylaws.(1)

              (3)                   Not Applicable.

              (4) Form of Agreement and Plan of Reorganization dated ____, 2002 among The Galaxy Fund on behalf of Galaxy Large Cap Growth

                                    Fund and Colombia Growth Fund, Inc. and
                                    Columbia Management Group, Inc., filed as
                                    Appendix A to the Combined Proxy
                                    Statement/Prospectus and incorporated herein by reference.

              (5)                   Specimen Stock Certificate.(1)

              (6)                   Investment Advisory Contract.(1)

              (7)                   Distribution Agreement.(3)

              (8)                   Not Applicable.

              (9)   (a)             Master Custodian Agreement with State Street
                                    Bank and Trust Company.*

              (9)   (b)             Global Custody Contract with J.P. Morgan
                                    Chase & Co., formerly known as The Chase
                                    Manhattan Bank.(4)

              (10)  (a)             12b-1 Plan - Not applicable.

              (10)  (b)             Rule 18f-3 Plan - Not applicable.

              (11) Opinion and Consent of Counsel of Stoel Rives LLP with respect to the Acquisition of the Galaxy Large Cap Growth Fund.**

              (12) Opinion of Ropes and Gray as to tax consequences (including consent of firm).**

              (13)                  Not Applicable.

              (14)  (a)             Consent of Drinker Biddle & Reath LLP.*

              (14)  (b)             Consent of Ernst & Young LLP.*

              (14)  (c)             Consent of PricewaterhouseCoopers LLP.*

              (14)  (d)             Consent of Stoel Rives LLP.*

              (15)                  Not Applicable.

              (16)                  All Powers of Attorney.*

              (17)  (a)             Transfer Agent Agreement.(1)

              (17)  (b)             Amendment No. 1 to Transfer Agent Agreement.
                                    (2)

              (17)  (c)             Code of Ethics.(4)

              (17)  (d)             Form of Proxy Card.*

              (17)  (e)(i)          Prospectus for Retail A Shares and Retail B
                                    Shares of the Galaxy Asset Allocation Fund,
                                    Galaxy Equity Income Fund, Galaxy Growth and
                                    Income Fund, Galaxy Strategic Equity Fund,
                                    Galaxy Equity Value Fund, Galaxy Equity
                                    Growth Fund, Galaxy Growth Fund II, Galaxy
                                    International Equity Fund, Galaxy Pan Asia
                                    Fund, Galaxy Small Cap Value Fund, Galaxy
                                    Small Company Equity, Galaxy Large Cap Value
                                    Fund and Large Cap Growth Fund dated
                                    February 28, 2002.*

              (17)  (e)(ii)         Supplement dated May 20, 2002 to the
                                    Prospectus for Retail A Shares and Retail B
                                    Shares of the Galaxy Asset Allocation Fund,
                                    Galaxy Equity Income Fund, Galaxy Growth and
                                    Income Fund, Galaxy Strategic Equity Fund,
                                    Galaxy Equity Value Fund, Galaxy Equity
                                    Growth Fund, Galaxy Growth Fund II, Galaxy
                                    International Equity Fund, Galaxy Pan Asia
                                    Fund, Galaxy Small Cap Value Fund, Galaxy
                                    Small Company Equity, Galaxy Large Cap Value
                                    Fund and Large Cap Growth Fund dated
                                    February 28, 2002.*

              (17)  (e)(iii)        Supplement dated April 24, 2002 to the
                                    Prospectus for Retail A Shares and Retail B
                                    Shares of the Galaxy Asset Allocation Fund,
                                    Galaxy Equity Income Fund, Galaxy Growth and
                                    Income Fund, Galaxy Strategic Equity Fund,
                                    Galaxy Equity Value Fund, Galaxy Equity
                                    Growth Fund, Galaxy Growth Fund II, Galaxy
                                    International Equity Fund, Galaxy Pan Asia
                                    Fund, Galaxy Small Cap Value Fund, Galaxy
                                    Small Company Equity, Galaxy Large Cap Value
                                    Fund and Large Cap Growth Fund dated
                                    February 28, 2002.*

              (17)  (e)(iv)         Supplement dated April 12, 2002 to the
                                    Prospectus for Retail A Shares and Retail B
                                    Shares of the Galaxy Asset Allocation Fund,
                                    Galaxy Equity Income Fund, Galaxy Growth and
                                    Income Fund, Galaxy Strategic Equity Fund,
                                    Galaxy Equity Value Fund, Galaxy Equity
                                    Growth Fund, Galaxy Growth Fund II, Galaxy
                                    International Equity Fund, Galaxy Pan Asia
                                    Fund, Galaxy Small Cap Value Fund, Galaxy
                                    Small Company Equity, Galaxy Large Cap Value
                                    Fund and Large Cap Growth Fund dated
                                    February 28, 2002.*

              (17)  (e)(v)          Supplement dated March 15, 2002 to the
                                    Prospectus for Retail A Shares and Retail B
                                    Shares of the Galaxy Asset Allocation Fund,
                                    Galaxy Equity Income Fund, Galaxy Growth and
                                    Income Fund, Galaxy Strategic Equity Fund,
                                    Galaxy Equity Value Fund, Galaxy Equity
                                    Growth Fund, Galaxy Growth Fund II, Galaxy
                                    International Equity Fund, Galaxy Pan Asia
                                    Fund, Galaxy Small Cap Value Fund, Galaxy
                                    Small Company Equity, Galaxy Large Cap Value
                                    Fund and Large Cap Growth Fund dated
                                    February 28, 2002.*

              (17)  (e)(vi)         Prospectus for Trust Shares of the Galaxy
                                    Asset Allocation Fund, Galaxy Equity Income
                                    Fund, Galaxy Growth and Income Fund, Galaxy
                                    Strategic Equity Fund, Galaxy Equity Value
                                    Fund, Galaxy Equity Growth Fund, Galaxy
                                    Growth Fund II, Galaxy International

                                    Equity Fund, Galaxy Pan Asia Fund, Galaxy
                                    Small Cap Value Fund, Galaxy Small Company
                                    Equity Fund, Galaxy Large Cap Value Fund and
                                    Galaxy Large Cap Growth Fund dated February
                                    28, 2002.*

              (17)  (e)(vii)        Supplement dated May 20, 2002 to the
                                    Prospectus for Trust Shares of the Galaxy
                                    Asset Allocation Fund, Galaxy Equity Income
                                    Fund, Galaxy Growth and Income Fund, Galaxy
                                    Strategic Equity Fund, Galaxy Equity Value
                                    Fund, Galaxy Equity Growth Fund, Galaxy
                                    Growth Fund II, Galaxy International Equity
                                    Fund, Galaxy Pan Asia Fund, Galaxy Small Cap
                                    Value Fund, Galaxy Small Company Equity
                                    Fund, Galaxy Large Cap Value Fund and Galaxy
                                    Large Cap Growth Fund dated February 28,
                                    2002.*

              (17)  (e)(viii)       Supplement dated April 24, 2002 to the
                                    Prospectus for Trust Shares of the Galaxy
                                    Asset Allocation Fund, Galaxy Equity Income
                                    Fund, Galaxy Growth and Income Fund, Galaxy
                                    Strategic Equity Fund, Galaxy Equity Value
                                    Fund, Galaxy Equity Growth Fund, Galaxy
                                    Growth Fund II, Galaxy International Equity
                                    Fund, Galaxy Pan Asia Fund, Galaxy Small Cap
                                    Value Fund, Galaxy Small Company Equity
                                    Fund, Galaxy Large Cap Value Fund and Galaxy
                                    Large Cap Growth Fund dated February 28,
                                    2002.*

              (17)  (e)(ix)         Supplement dated April 12, 2002 to the
                                    Prospectus for Trust Shares of the Galaxy
                                    Asset Allocation Fund, Galaxy Equity Income
                                    Fund, Galaxy Growth and Income Fund, Galaxy
                                    Strategic Equity Fund, Galaxy Equity Value
                                    Fund, Galaxy Equity Growth Fund, Galaxy
                                    Growth Fund II, Galaxy International Equity
                                    Fund, Galaxy Pan Asia Fund, Galaxy Small Cap
                                    Value Fund, Galaxy Small Company Equity
                                    Fund, Galaxy Large Cap Value Fund and Galaxy
                                    Large Cap Growth Fund dated February 28,
                                    2002.*

              (17)  (e)(x)          Supplement dated March 15, 2002 to the
                                    Prospectus for Trust Shares of the Galaxy
                                    Asset Allocation Fund, Galaxy Equity Income
                                    Fund, Galaxy Growth and Income Fund, Galaxy
                                    Strategic Equity Fund, Galaxy Equity Value
                                    Fund, Galaxy Equity Growth Fund, Galaxy
                                    Growth Fund II, Galaxy International Equity
                                    Fund, Galaxy Pan Asia Fund, Galaxy Small Cap
                                    Value Fund, Galaxy Small Company Equity
                                    Fund, Galaxy Large Cap Value Fund and Galaxy
                                    Large Cap Growth Fund dated February 28,
                                    2002.*

              (17)  (e)(xi)         Statement of Additional Information for
                                    Retail A Shares, Retail B Shares and Trust
                                    Shares of the Galaxy Asset Allocation Fund,
                                    Galaxy Equity Income Fund, Galaxy Growth and
                                    Income Fund, Galaxy Strategic Equity Fund,
                                    Galaxy Equity Value Fund, Galaxy Equity
                                    Growth Fund, Galaxy Growth Fund II, Galaxy
                                    International Equity Fund, Galaxy Pan Asia
                                    Fund, Galaxy Small Cap Value

                                    Fund and Galaxy Small Company Equity Fund dated February 28, 2002.*

              (17)  (e)(xii)        Prospectus for shares of the Columbia Common
                                    Stock Fund, Columbia Growth Fund, Columbia
                                    International Stock Fund, Columbia Special
                                    Fund, Columbia Small Cap Fund, Columbia Real
                                    Estate Equity Fund, Columbia Technology
                                    Fund, Columbia Strategic Value Fund,
                                    Columbia Balanced Fund, Columbia Short Term
                                    Bond Fund, Columbia Fixed Income Securities
                                    Fund, Columbia National Municipal Bond Fund,
                                    Columbia Oregon Municipal Bond Fund,
                                    Columbia High Yield Fund and Columbia Daily
                                    Income Fund dated February 25, 2002.*

              (17)  (e)(xiii)       Statement of Additional Information for
                                    shares of the Columbia Common Stock Fund,
                                    Columbia Growth Fund, Columbia International
                                    Stock Fund, Columbia Special Fund, Columbia
                                    Small Cap Fund, Columbia Real Estate Equity
                                    Fund, Columbia Technology Fund, Columbia
                                    Strategic Value Fund, Columbia Balanced
                                    Fund, Columbia Short Term Bond Fund,
                                    Columbia Fixed Income Securities Fund,
                                    Columbia National Municipal Bond Fund,
                                    Columbia Oregon Municipal Bond Fund,
                                    Columbia High Yield Fund and Columbia Daily
                                    Income Fund dated February 25, 2002.*

              (17)  (e)(xiv)        Annual Report for the fiscal year ended
                                    October 31, 2001 for the Galaxy Asset
                                    Allocation Fund, Galaxy Equity Income Fund,
                                    Galaxy Growth and Income Fund, Galaxy
                                    Strategic Equity Fund, Galaxy Equity Value
                                    Fund, Galaxy Equity Growth Fund, Galaxy
                                    Growth Fund II, Galaxy International Equity
                                    Fund, Galaxy Pan Asia Fund, Galaxy Small Cap
                                    Value Fund, Galaxy Small Company Equity
                                    Fund, Large Cap Value Fund and Large Cap
                                    Growth Fund.*

              (17)  (e)(xv)         Supplement dated April 1, 2002 to the Annual
                                    Report for the fiscal year ended October 31, 2001 for the Galaxy Asset Allocation Fund,
                                    Galaxy Equity Income Fund, Galaxy Growth and
                                    Income Fund, Galaxy Strategic Equity Fund,
                                    Galaxy Equity Value Fund, Galaxy Equity
                                    Growth Fund, Galaxy Growth Fund II, Galaxy
                                    International Equity Fund, Galaxy Pan Asia
                                    Fund, Galaxy Small Cap Value Fund, Galaxy
                                    Small Company Equity Fund, Large Cap Value
                                    Fund and Large Cap Growth Fund.*

              (17)  (e)(xvi)        Semi-Annual Report for the period ended
                                    April 30, 2002 for the Galaxy Asset
                                    Allocation Fund, Galaxy Equity Income Fund,
                                    Galaxy Growth and Income Fund, Galaxy
                                    Strategic Equity Fund, Galaxy Equity Value
                                    Fund, Galaxy Equity Growth Fund, Galaxy
                                    Growth Fund II, Galaxy International Equity
                                    Fund, Galaxy Pan Asia Fund, Galaxy Small Cap
                                    Value Fund, Galaxy Small Company Equity
                                    Fund, Large Cap Value Fund and Large Cap
                                    Growth Fund.*

              (17)  (e)(xvii)       Annual Report for the fiscal year ended
                                    December 31, 2001 for the Columbia Common
                                    Stock Fund, Columbia Growth Fund, Columbia
                                    International Stock Fund, Columbia Special
                                    Fund, Columbia Small Cap Fund, Columbia Real
                                    Estate Equity Fund, Columbia Technology
                                    Fund, Columbia Strategic Value Fund,
                                    Columbia Balanced Fund, Columbia Short Term
                                    Bond Fund, Columbia Fixed Income Securities
                                    Fund, Columbia National Municipal Bond Fund,
                                    Columbia Oregon Municipal Bond Fund,
                                    Columbia High Yield Fund and Columbia Daily
                                    Income Fund.*

              (17)  (e)(xviii)      Supplement dated July 1, 2002 to the
                                    Statement of Additional Information for
                                    shares of the Columbia Common Stock Fund,
                                    Columbia Growth Fund, Columbia International
                                    Stock Fund, Columbia Special Fund, Columbia
                                    Small Cap Fund, Columbia Real Estate Equity
                                    Fund, Columbia Technology Fund, Columbia
                                    Strategic Value Fund, Columbia Balanced
                                    Fund, Columbia Short Term Bond Fund,
                                    Columbia Fixed Income Securities Fund,
                                    Columbia National Municipal Bond Fund,
                                    Columbia Oregon Municipal Bond Fund,
                                    Columbia High Yield Fund and Columbia Daily
                                    Income Fund dated February 25, 2002.*

              (17)  (e)(xix)        Supplement dated July 3, 2002 to the
                                    Prospectuses for Trust Shares, Retail A
                                    Shares and Retail B Shares of the Galaxy
                                    Asset Allocation Fund, Galaxy Equity Income
                                    Fund, Galaxy Growth and Income Fund, Galaxy
                                    Strategic Equity Fund, Galaxy Equity Value
                                    Fund, Galaxy Equity Growth Fund, Galaxy
                                    Growth Fund II, Galaxy International Equity
                                    Fund, Galaxy Pan Asia Fund, Galaxy Small Cap
                                    Value Fund, Galaxy Small Company Equity,
                                    Galaxy Large Cap Value Fund and Large Cap
                                    Growth Fund dated February 28, 2002.(5)

              (17)  (e)(xx)         Supplement dated July 3, 2002 to the
                                    Prospectus for Retail A Shares and Retail B
                                    Shares of the Galaxy Asset Allocation Fund,
                                    Galaxy Equity Income Fund, Galaxy Growth and
                                    Income Fund, Galaxy Strategic Equity Fund,
                                    Galaxy Equity Value Fund, Galaxy Equity
                                    Growth Fund, Galaxy Growth Fund II, Galaxy
                                    International Equity Fund, Galaxy Pan Asia
                                    Fund, Galaxy Small Cap Value Fund, Galaxy
                                    Small Company Equity, Galaxy Large Cap Value
                                    Fund and Large Cap Growth Fund dated
                                    February 28, 2002.(6)

              (17)  (e)(xxi)        Supplement dated July 3, 2002 to the
                                    Prospectus for Trust Shares of the Galaxy
                                    Asset Allocation Fund, Galaxy Equity Income
                                    Fund, Galaxy Growth and Income Fund, Galaxy
                                    Strategic Equity Fund, Galaxy Equity Value
                                    Fund, Galaxy Equity Growth Fund, Galaxy
                                    Growth Fund II, Galaxy International Equity
                                    Fund, Galaxy Pan Asia Fund, Galaxy Small Cap
                                    Value Fund, Galaxy Small Company Equity
                                    Fund, Galaxy Large Cap Value Fund and Galaxy
                                    Large Cap Growth Fund dated February 28,
                                    2002.(6)

              (17)  (e)(xxii)       Supplement dated July 3, 2002 to the
                                    Statement of Additional Information for
                                    Retail A Shares, Retail B Shares and Trust
                                    Shares of the Galaxy Asset Allocation Fund,
                                    Galaxy Equity Income Fund, Galaxy Growth and
                                    Income Fund, Galaxy Strategic Equity Fund,
                                    Galaxy Equity Value Fund, Galaxy Equity
                                    Growth Fund, Galaxy Growth Fund II, Galaxy
                                    International Equity Fund, Galaxy Pan Asia
                                    Fund, Galaxy Small Cap Value Fund and Galaxy
                                    Small Company Equity Fund dated February 28,
                                    2002.(6)

----------

(1) Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, File No. 2-25785 filed February 23, 1998.

(2) Incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A, File No. 2-25785 filed December 7, 1998.

(3) Incorporated herein by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, File No. 2-25785 filed February 20, 2001.

(4) Incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File No. 2-25785 filed February 25, 2002.

(5) The Supplement, filed with the Securities and Exchange Commission via EDGAR on July 3, 2002, accession number 0000912057-02-026417, is incorporated herein by reference.

(6) The Supplement, filed with the Securities and Exchange Commission via EDGAR on July 3, 2002, accession number 0000912057-02-026424, is incorporated herein by reference.

(*)      Filed herewith.

(**)    To be filed by amendment.

Item 17.  Undertakings

                  (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

          As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, Columbia Growth Fund, Inc., in the City of Portland and the State of Oregon on this 3rd day of July, 2002.


                                       COLUMBIA GROWTH FUND, INC.

                                       /s/ Jeff B. Curtis
                                       ---------------------------------------
                                       Jeff B. Curtis
                                       President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated.

Signature                                           Title                                    Date
---------                                           -----                                    ----

(i) Principal executive officer

/s/ Jeff B. Curtis                                  President                                July 3, 2002
------------------------------------------
Jeff B. Curtis

(ii) Principle accounting and financial officer

/s/ Jeffrey L. Lunzer                               Vice President                           July 3, 2002
------------------------------------------
Jeffrey L. Lunzer

(iii) Directors

*James C. George                                    Director                                 July 3, 2002
------------------------------------------
  James C. George

*J. Jerry Inskeep, Jr.                              Chairman and Director                    July 3, 2002
------------------------------------------
  J. Jerry Inskeep, Jr.

*Patrick J. Simpson                                 Director                                 July 3, 2002
------------------------------------------
  Patrick J. Simpson

*Richard L. Woolworth                               Director                                 July 3, 2002
------------------------------------------
  Richard L. Woolworth


*By:  /s/ Jeff B. Curtis
      ------------------------------------
      Jeff B. Curtis
      Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit No.                    Description

(9)     (a)         Master Custodian Agreement with State Street Bank and Trust
                    Company

(14)    (a)         Consent of Drinker Biddle & Reath LLP.
        (b)         Consent of Ernst & Young LLP.
        (c)         Consent of PricewaterhouseCoopers LLP.
        (d)         Consent of Stoel Rives LLP.

(16)                All Powers of Attorney.

(17)    (d)         Form of Proxy Cards.

(17)    (e)(i)      Prospectus for Retail A Shares and Retail B Shares of the
                    Galaxy Asset Allocation Fund, Galaxy Equity Income Fund,
                    Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund,
                    Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy
                    Growth Fund II, Galaxy International Equity Fund, Galaxy Pan
                    Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company
                    Equity, Galaxy Large Cap Value Fund and Large Cap Growth
                    Fund dated February 28, 2002.

(17)    (e)(ii)     Supplement dated May 20, 2002 to the Prospectus for Retail A
                    Shares and Retail B Shares of the Galaxy Asset Allocation
                    Fund, Galaxy Equity Income Fund, Galaxy Growth and Income
                    Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value
                    Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II,
                    Galaxy International Equity Fund, Galaxy Pan Asia Fund,
                    Galaxy Small Cap Value Fund, Galaxy Small Company Equity,
                    Galaxy Large Cap Value Fund and Large Cap Growth Fund dated
                    February 28, 2002.

(17)    (e)(iii)    Supplement dated April 24, 2002 to the Prospectus for Retail
                    A Shares and Retail B Shares of the Galaxy Asset Allocation
                    Fund, Galaxy Equity Income Fund, Galaxy Growth and Income
                    Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value
                    Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II,
                    Galaxy International Equity Fund, Galaxy Pan Asia Fund,
                    Galaxy Small Cap Value Fund, Galaxy Small Company Equity,
                    Galaxy Large Cap Value Fund and Large Cap Growth Fund dated
                    February 28, 2002.

(17)    (e)(iv)     Supplement dated April 12, 2002 to the Prospectus for Retail
                    A Shares and Retail B Shares of the Galaxy Asset Allocation
                    Fund, Galaxy Equity

                    Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity, Galaxy Large Cap Value Fund and Large Cap Growth Fund dated February 28, 2002.

(17)    (e)(v)      Supplement dated March 15, 2002 to the Prospectus for Retail
                    A Shares and Retail B Shares of the Galaxy Asset Allocation
                    Fund, Galaxy Equity Income Fund, Galaxy Growth and Income
                    Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value
                    Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II,
                    Galaxy International Equity Fund, Galaxy Pan Asia Fund,
                    Galaxy Small Cap Value Fund, Galaxy Small Company Equity,
                    Galaxy Large Cap Value Fund and Large Cap Growth Fund dated
                    February 28, 2002.

(17)    (e)(vi)     Prospectus for Trust Shares of the Galaxy Asset Allocation
                    Fund, Galaxy Equity Income Fund, Galaxy Growth and Income
                    Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value
                    Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II,
                    Galaxy International Equity Fund, Galaxy Pan Asia Fund,
                    Galaxy Small Cap Value Fund, Galaxy Small Company Equity
                    Fund, Galaxy Large Cap Value Fund and Galaxy Large Cap
                    Growth Fund dated February 28, 2002.

(17)    (e)(vii)    Supplement dated May 20, 2002 to the Prospectus for Trust
                    Shares of the Galaxy Asset Allocation Fund, Galaxy Equity
                    Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic
                    Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth
                    Fund, Galaxy Growth Fund II, Galaxy International Equity
                    Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund,
                    Galaxy Small Company Equity Fund, Galaxy Large Cap Value
                    Fund and Galaxy Large Cap Growth Fund dated February 28,
                    2002.

(17)    (e)(viii)   Supplement dated April 24, 2002 to the Prospectus for Trust
                    Shares of the Galaxy Asset Allocation Fund, Galaxy Equity
                    Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic
                    Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth
                    Fund, Galaxy Growth Fund II, Galaxy International Equity
                    Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund,
                    Galaxy Small Company Equity Fund, Galaxy Large Cap Value
                    Fund and Galaxy Large Cap Growth Fund dated February 28,
                    2002.

(17)    (e)(ix)     Supplement dated April 12, 2002 to the Prospectus for Trust
                    Shares of the Galaxy Asset Allocation Fund, Galaxy Equity
                    Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic
                    Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth
                    Fund, Galaxy Growth Fund II, Galaxy International Equity
                    Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund,
                    Galaxy Small Company Equity Fund, Galaxy Large Cap Value
                    Fund and Galaxy Large Cap Growth Fund dated February 28,
                    2002.

(17)    (e)(x)      Supplement dated March 15, 2002 to the Prospectus for Trust
                    Shares of the Galaxy Asset Allocation Fund, Galaxy Equity
                    Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic
                    Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth
                    Fund, Galaxy Growth Fund II, Galaxy International Equity
                    Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund,
                    Galaxy Small Company Equity Fund, Galaxy Large Cap Value
                    Fund and Galaxy Large Cap Growth Fund dated February 28,
                    2002.

(17)    (e)(xi)     Statement of Additional Information for Retail A Shares,
                    Retail B Shares and Trust Shares of the Galaxy Asset
                    Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity
                    Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund
                    II, Galaxy International Equity Fund, Galaxy Pan Asia Fund,
                    Galaxy Small Cap Value Fund and Galaxy Small Company Equity
                    Fund dated February 28, 2002.

(17)    (e)(xii)    Prospectus for shares of the Columbia Common Stock Fund,
                    Columbia Growth Fund, Columbia International Stock Fund,
                    Columbia Special Fund, Columbia Small Cap Fund, Columbia
                    Real Estate Equity Fund, Columbia Technology Fund, Columbia
                    Strategic Value Fund, Columbia Balanced Fund, Columbia Short
                    Term Bond Fund, Columbia Fixed Income Securities Fund,
                    Columbia National Municipal Bond Fund, Columbia Oregon
                    Municipal Bond Fund, Columbia High Yield Fund and Columbia
                    Daily Income Fund dated February 25, 2002.

(17)    (e)(xiii)   Statement of Additional Information for shares of the
                    Columbia Common Stock Fund, Columbia Growth Fund, Columbia
                    International Stock Fund, Columbia Special Fund, Columbia
                    Small Cap Fund, Columbia Real Estate Equity Fund, Columbia
                    Technology Fund, Columbia Strategic Value Fund, Columbia
                    Balanced Fund, Columbia Short Term Bond Fund, Columbia Fixed
                    Income Securities Fund, Columbia National Municipal Bond
                    Fund, Columbia Oregon Municipal Bond Fund, Columbia High
                    Yield Fund and Columbia Daily Income Fund dated February 25,
                    2002.

(17)    (e)(xiv)    Annual Report for the fiscal year ended October 31, 2001 for the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund,
                    Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund,
                    Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy
                    Growth Fund II, Galaxy International Equity Fund, Galaxy Pan
                    Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company
                    Equity Fund, Large Cap Value Fund and Large Cap Growth Fund.

(17)    (e)(xv)     Supplement dated April 1, 2002 to the Annual Report for the fiscal year ended October 31, 2001 for the Galaxy Asset
                    Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity
                    Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund
                    II, Galaxy International Equity Fund, Galaxy Pan

                    Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund, Large Cap Value Fund and Large Cap Growth Fund.

(17)    (e)(xvi)    Semi-Annual Report for the period ended April 30, 2002 for the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund,
                    Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund,
                    Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy
                    Growth Fund II, Galaxy International Equity Fund, Galaxy Pan
                    Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company
                    Equity Fund, Large Cap Value Fund and Large Cap Growth Fund.

(17)    (e)(xvii)   Annual Report for the fiscal year ended December 31, 2001
                    for the Columbia Common Stock Fund, Columbia Growth Fund,
                    Columbia International Stock Fund, Columbia Special Fund,
                    Columbia Small Cap Fund, Columbia Real Estate Equity Fund,
                    Columbia Technology Fund, Columbia Strategic Value Fund,
                    Columbia Balanced Fund, Columbia Short Term Bond Fund,
                    Columbia Fixed Income Securities Fund, Columbia National
                    Municipal Bond Fund, Columbia Oregon Municipal Bond Fund,
                    Columbia High Yield Fund and Columbia Daily Income Fund.

(17)    (e)(xviii)  Supplement dated July 1, 2002 to the Statement of Additional
                    Information for shares of the Columbia Common Stock Fund, Columbia Growth Fund, Columbia International Stock Fund, Columbia Special Fund, Columbia Small Cap Fund, Columbia Real Estate Equity Fund, Columbia Technology Fund, Columbia Strategic Value Fund, Columbia Balanced Fund, Columbia Short Term Bond Fund, Columbia Fixed Income Securities Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia High Yield Fund and Columbia Daily Income Fund dated February 25, 2002.